                      PaineWebber Growth and Income Fund
                            PaineWebber Growth Fund
                          PaineWebber Small Cap Fund

             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                        PROSPECTUS -- DECEMBER 1, 1996

           PaineWebber Stock Funds are designed for investors generally seeking capital appreciation by investing mainly in equity securities. PaineWebber Growth and Income Fund seeks to provide both current income and capital growth by investing primarily in dividend-paying equity securities believed to have potential for rapid earnings growth. PaineWebber Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies believed to have substantial potential for capital growth. PaineWebber Small Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of small capitalization companies.

           This Prospectus concisely sets forth information that an investor should know about the Funds before investing.
           Please read it carefully and retain a copy of this Prospectus for future reference.

           A Statement of Additional Information dated December 1,
           1996 has been filed with the Securities and Exchange
           Commission and is legally part of this Prospectus. The
           Statement of Additional Information can be obtained
           without charge, and further inquiries can be made, by
           contacting an individual Fund, your PaineWebber investment executive, PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.
-------------------------------------------------------------------------------
           THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

           The PaineWebber Family of Mutual Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. Growth and Income Fund, Growth Fund and Small Cap Fund are all in the STOCK category.

/X/ MONEY MARKET FUND for income and        /X/ ASSET ALLOCATION FUNDS for long-term
    stability by investing in high-             growth and income by investing in
    quality, short-term investments.            stocks and bonds.

/X/ BOND FUNDS for income by investing      /X/ STOCK FUNDS for long-term growth by
    mainly in bonds.                            investing mainly in stocks.

/X/ TAX-FREE BOND FUNDS for income exempt   /X/ GLOBAL FUNDS for long-term growth by

    from federal income tax and, in some        investing mainly in foreign stocks or
    cases, state and local income taxes,        high current income by investing
    by investing in municipal bonds.            mainly in global debt instruments.

           A complete listing of the PaineWebber Family of Mutual
           Funds is found on the back cover of this Prospectus.
 -------------------------------------------------------------------------------
           NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR
           MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS
           IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS.
           IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST
           NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS
           OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE
           AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY
           JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
           MADE.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                                ----------------
                               Prospectus Page 1

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                           PAGE
                                           ----

The Funds at a Glance...................     3

Expense Table...........................     5

Financial Highlights....................     8

Investment Objective & Policies.........    14

Investment Philosophy & Process.........    14

Performance.............................    16

The Funds' Investments..................    19

Flexible Pricing (Service Mark).........    21


How to Buy Shares.......................    24

How to Sell Shares......................    25

Other Services..........................    26

Management..............................    26

Determining the Shares' Net Asset
  Value.................................    29

Dividends & Taxes.......................    29

General Information.....................    30

                              --------------------
                               Prospectus Page 2

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

GROWTH AND INCOME FUND

GOAL: To increase the value of your investment by investing primarily in dividend-paying equity securities believed to have potential for rapid earnings growth.

INVESTMENT OBJECTIVE: Current income and capital growth.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involves more risk than investing in the securities of U.S. companies. The Fund may also invest up to 10% of its total assets in high yield, high risk convertible bonds, which are considered predominantly speculative and may involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.

SIZE: On October 31, 1996, the Fund had over $667.1 million in net assets.

GROWTH FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of companies believed to have substantial potential for capital growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involves more risk than investing in the securities of U.S. companies. The Fund may also invest up to 10% of its total assets in high yield, high risk bonds and convertible securities, which are considered predominantly speculative and involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.

SIZE: On October 31, 1996, the Fund had over $410.2 million in net assets.

SMALL CAP FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of small capitalization ('small cap') companies.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involves more risk than investing in the securities of U.S. companies. Small cap companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In addition, equity securities of small cap companies may be less liquid and more volatile than those of larger companies. The Fund may also invest up to 10% of its total assets in high yield, high risk convertible bonds, which are predominantly speculative and may involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.

SIZE: On October 31, 1996, the Fund had over $87.6 million in net assets.

                              --------------------
                               Prospectus Page 3

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                             THE FUNDS AT A GLANCE
                                  (Continued)
--------------------------------------------------------------------------------

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), an asset management subsidiary of PaineWebber Incorporated ('PaineWebber'), is the investment adviser and administrator of Growth Fund, Growth and Income Fund and Small Cap Fund (each a 'Fund' and, collectively, the 'Funds').

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.


WHO SHOULD INVEST

GROWTH AND INCOME FUND is designed for investors seeking current income and capital growth through investment in growth-oriented, dividend-paying equity securities of U.S. companies and foreign companies that are traded in the United States. Growth and Income Fund invests primarily in equity securities of larger growth companies and smaller issuers believed to have potential for rapid earnings growth that pay dividends. In addition, Growth and Income Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Growth and Income Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

GROWTH FUND is designed for investors who want long-term capital appreciation through investment primarily in growth-oriented equity securities of U.S. companies and foreign companies that are traded in the United States. Growth Fund invests primarily in equity securities of both larger growth companies and smaller issuers believed to have greater appreciation potential. In addition, Growth Fund can invest in high yield, high risk bonds and convertible securities. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Growth Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

SMALL CAP FUND invests primarily in equity securities of small cap U.S. companies and foreign companies that are traded in the United States, and is designed for investors who are seeking long-term capital appreciation. Several statistical studies have been published indicating that the historical long-term returns of small cap equity securities have been higher than those of large cap equity securities. Equity securities of small cap companies generally exhibit greater market volatility than is the case with equity securities of larger companies, or equity securities in general. In addition, Small Cap Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Small Cap Fund is designed for investors who are able to bear the risks and fluctuations associated with investment in smaller companies.

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This is called a 'contingent deferred sales charge' and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.

                              --------------------
                               Prospectus Page 4

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                 EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in Class A, B and C shares of the Funds. Expenses shown below represent those incurred for the most recent fiscal year.

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A     CLASS B     CLASS C
                                                     --------    --------    --------
Maximum Sales Charge on Purchases of Shares (as a
  % of offering price)............................      4.50%       None        None
Sales Charge on Reinvested Dividends (as a % of
offering price)...................................      None        None        None
Maximum Contingent Deferred Sales Charge (as a %
  of offering price or net asset value at the time
  of sale, whichever is less).....................      None           5%          1%
Exchange Fee......................................     $5.00       $5.00       $5.00
ANNUAL FUND OPERATING EXPENSES (as a % of average
net assets)
GROWTH AND INCOME FUND
Management Fees...................................      0.70%       0.70%       0.70%
12b-1 Fees........................................      0.24        1.00        1.00
Other Expenses(a).................................      0.22        0.25        0.25
                                                     --------    --------    --------
Total Operating Expenses(a).......................      1.16%       1.95%       1.95%
                                                     --------    --------    --------
                                                     --------    --------    --------

GROWTH FUND
Management Fees...................................      0.75%       0.75%       0.75%
12b-1 Fees........................................      0.23        1.00        1.00
Other Expenses....................................      0.30        0.31        0.32
                                                     --------    --------    --------
Total Operating Expenses..........................      1.28%       2.06%       2.07%
                                                     --------    --------    --------
                                                     --------    --------    --------
SMALL CAP FUND
Management Fees...................................      1.00%       1.00%       1.00%
12b-1 Fees........................................      0.25        1.00        1.00
Other Expenses(b).................................      0.71        0.75        0.76
                                                     --------    --------    --------
Total Operating Expenses(b).......................      1.96%       2.75%       2.76%
                                                     --------    --------    --------
                                                     --------    --------    --------

------------------
(a) Does not include 0.04% in non-recurring reorganization expenses that were incurred during the fiscal year ended August 31, 1996. If those expenses were included, 'Other Expenses' for the Class A, Class B and Class C shares would have been 0.26%, 0.29% and 0.29%, respectively, and 'Total Operating Expenses' would have been 1.20%, 1.99% and 1.99%, respectively.

(b) Does not include 0.15% in non-recurring reorganization expenses that were incurred during the fiscal year ended July 31, 1996. If those expenses were included, 'Other Expenses' for the Class A, Class B and Class C shares would have been 0.86%, 0.90% and 0.91%, respectively, and 'Total Operating Expenses' would have been 2.11%, 2.90% and 2.91%, respectively.

 CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if such shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
 CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.
 CLASS C SHARES: If shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.

                              --------------------
                               Prospectus Page 5

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                  EXPENSE TABLE
                                   (Continued)
 -------------------------------------------------------------------------------


12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

GROWTH AND INCOME FUND                     CLASS A    CLASS B    CLASS C
                                           -------    -------    -------
12b-1 service fees......................     0.24%      0.25%      0.25%
12b-1 distribution fees.................     0.00       0.75       0.75

GROWTH FUND
12b-1 service fees......................     0.23%      0.25%      0.25%
12b-1 distribution fees.................     0.00       0.75       0.75

SMALL CAP FUND
12b-1 service fees......................     0.25%      0.25%      0.25%
12b-1 distribution fees.................     0.00       0.75       0.75

The 12b-1 fees for Class A shares of Growth and Income Fund and Growth Fund reflect a blended annual rate of the Fund's average daily net assets of 0.25% and 0.15%, representing shares sold on or after December 2, 1988 and shares sold prior to that date, respectively.

For more information, see 'Management' and 'Flexible Pricing SM.'

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ('SEC') applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in a Fund, assuming a 5% annual return:

GROWTH AND INCOME FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 56       $80       $ 106       $180
Class B (Assuming sale of all shares at
  end of period)........................    $ 70       $91       $ 125       $188
Class B (Assuming no sale of shares)....    $ 20       $61       $ 105       $188
Class C (Assuming sale of all shares at
  end of period)........................    $ 30       $61       $ 105       $227
Class C (Assuming no sale of shares)....    $ 20       $61       $ 105       $227


GROWTH FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 57       $84       $ 112       $193
Class B (Assuming sale of all shares at
  end of period)........................    $ 71       $95       $ 131       $201
Class B (Assuming no sale of shares)....    $ 21       $65       $ 111       $201
Class C (Assuming sale of all shares at
  end of period)........................    $ 31       $65       $ 111       $240
Class C (Assuming no sale of shares)....    $ 21       $65       $ 111       $240

                              --------------------
                               Prospectus Page 6

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

SMALL CAP FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 64      $ 104      $ 146       $263
Class B (Assuming sale of all shares at
  end of period)........................    $ 78      $ 115      $ 165       $272
Class B (Assuming no sale of shares)....    $ 28      $  85      $ 146       $272
Class C (Assuming sale of all shares at
  end of period)........................    $ 38      $  86      $ 146       $309
Class C (Assuming no sale of shares)....    $ 28      $  86      $ 146       $309

 ASSUMPTIONS MADE IN THE EXAMPLES

 o ALL CLASSES: Reinvestment of all dividends and other distributions; percentage amounts listed under 'Annual Fund Operating Expenses' remain the same for years shown.

 o CLASS A SHARES: Deduction of the maximum 4.5% initial sales charge at the time of purchase.

 o CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of redemption, which declines over a period of six years. Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.

 o CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

                              --------------------
                               Prospectus Page 7

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for each of the five years in the period ended August 31, 1996 appearing in the following tables, have been audited by Ernst & Young LLP, independent auditors. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. Information shown below for periods prior to the year ended August 31, 1992 has also been audited by Ernst & Young LLP, independent auditors, whose reports thereon were unqualified.

                                                                   GROWTH AND INCOME FUND
                           -------------------------------------------------------------------------------------------------------
                                                                           CLASS A
                           -------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED AUGUST 31,
                           -------------------------------------------------------------------------------------------------------
                             1996          1995        1994        1993        1992        1991       1990       1989       1988
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Net asset value,
 beginning of period.....  $  22.52      $  20.43    $  20.86    $  20.48    $  19.26    $  15.87    $ 16.50    $ 13.32    $ 18.06
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Net investment income....      0.22          0.24        0.28        0.28        0.24        0.19       0.51       0.49       0.60
Net realized and
 unrealized gains
 (losses) from investment
 transactions............      3.46          3.18       (0.41)       0.37        1.25        3.50      (0.61)      3.17      (2.36)
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Total increase (decrease)
 from investment
 operations..............      3.68          3.42       (0.13)       0.65        1.49        3.69      (0.10)      3.66      (1.76)
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Dividends from net
 investment income.......     (0.34)        (0.12)      (0.27)      (0.27)      (0.27)      (0.30)     (0.53)     (0.48)     (0.88)
Distributions from
 realized gains on

 investment
 transactions............     (1.51)        (1.21)      (0.03)         --          --          --         --         --      (2.10)
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Total dividends and
 distributions to
 shareholders............     (1.85)        (1.33)      (0.30)      (0.27)      (0.27)      (0.30)     (0.53)     (0.48)     (2.98)
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Net asset value, end of
 period..................  $  24.35      $  22.52    $  20.43    $  20.86    $  20.48    $  19.26    $ 15.87    $ 16.50    $ 13.32
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Total investment return
 (1).....................     17.40%        18.30%      (0.58)%      3.15%       7.78%      23.62%     (0.72)%    28.03%    (10.73)%
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
                           --------      --------    --------    --------    --------    --------    -------    -------    -------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................  $276,016      $187,057    $222,432    $359,073    $358,643    $232,555    $58,649    $61,617    $62,917
Expenses to average net
 assets**................      1.20%(2)      1.19%       1.20%       1.13%       1.22%       1.42%      1.41%      1.41%      1.26%
Net investment income to
 average net assets**....      0.98%(2)      1.07%       1.29%       1.33%       1.26%       1.79%      3.11%      3.26%      4.24%
Portfolio turnover.......       112%          111%         94%         37%         16%         52%        32%        79%        89%
Average commission rates
 paid per share of common
 stock investments
 purchased/sold (3)......  $ 0.0598            --          --          --          --          --         --         --         --

------------------

     *  Annualized.
    **  During certain periods presented, PaineWebber/Mitchell Hutchins waived fees or reimbursed the Fund for portions of its operating expenses. If such waivers or reimbursements had not been made for the Class A shares, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.65% and 3.02%, respectively, for the year ended August 31, 1989 and 1.36% and 4.14%, respectively, for the year ended August 31, 1988.
     +  Commencement of offering of shares.
   (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, rein-
        vestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return information for periods less than one year is not annualized.
   (2)  These ratios include non-recurring acquisition expenses of 0.04%.
   (3)  Disclosure effective for fiscal years beginning on or after September 1, 1995.

                              --------------------
                               Prospectus Page 8

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund


                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                               GROWTH AND INCOME FUND
                           ------------------------------------------------------------------------------------
                                                                       CLASS B
                                      -------------------------------------------------------------------------
                                                                                                      FOR THE
                                                                                                       PERIOD
                           CLASS A                                                                    JULY 1,
                           --------                  FOR THE YEARS ENDED AUGUST 31,                   1991+ TO
                           --------   ------------------------------------------------------------   AUGUST 31,
                             1987       1996          1995         1994         1993        1992        1991
                           --------   --------      --------     --------     --------    --------   ----------
Net asset value,
 beginning of period.....  $  17.41   $  22.37      $  20.37     $  20.78     $  20.41    $  19.23    $  18.04
                           --------   --------      --------     --------     --------    --------   ----------
Net investment income....      0.68       0.04          0.06         0.10         0.12        0.13        0.02
Net realized and
 unrealized gains
 (losses) from investment
 transactions............      1.79       3.45          3.18        (0.37)        0.36        1.20        1.17
                           --------   --------      --------     --------     --------    --------   ----------
Total increase (decrease)
 from investment
 operations..............      2.47       3.49          3.24        (0.27)        0.48        1.33        1.19
                           --------   --------      --------     --------     --------    --------   ----------
Dividends from net
 investment income.......     (0.76)     (0.09)        (0.03)       (0.11)       (0.11)      (0.15)         --
Distributions from
 realized gains on
 investment
 transactions............     (1.06)     (1.51)        (1.21)       (0.03)          --          --          --
                           --------   --------      --------     --------     --------    --------   ----------
Total dividends and
 distributions to
 shareholders............     (1.82)     (1.60)        (1.24)       (0.14)       (0.11)      (0.15)         --
                           --------   --------      --------     --------     --------    --------   ----------
Net asset value, end of
 period..................  $  18.06   $  24.26      $  22.37     $  20.37     $  20.78    $  20.41    $  19.23
                           --------   --------      --------     --------     --------    --------   ----------
                           --------   --------      --------     --------     --------    --------   ----------
Total investment return
 (1).....................     16.25%     16.49%        17.38%       (1.31)%       2.34%       6.99%       6.60%
                           --------   --------      --------     --------     --------    --------   ----------
                           --------   --------      --------     --------     --------    --------   ----------

Ratios/Supplemental data:
Net assets, end of period

 (000's).................  $107,778   $277,753      $247,543     $289,290     $461,389    $386,275    $ 57,539
Expenses to average net
 assets**................      1.15%      1.99%(2)      1.97%        1.97%        1.90%       1.97%       2.10%*
Net investment income to
 average net assets**....      4.14%      0.17%(2)      0.29%        0.51%        0.57%       4.90%       1.18%*
Portfolio turnover.......       132%       112%          111%          94%          37%         16%         52%
Average commission rates
 paid per share of common
 stock investments
 purchased/sold (3)......        --   $ 0.0598            --           --           --          --          --

                                                        CLASS C
                               --------------------------------------------------------
                               FOR THE
                                YEARS                                        FOR THE
                                ENDED                                         PERIOD
                                AUGUST                                       JULY 2,
                                 31,                                         1992+ TO
                               -------                                       AUGUST 31,
                                 1996        1995       1994        1993       1992
                               -------      -------    -------     -------  ----------
Net asset value,
 beginning of period.....      $ 22.43      $ 20.42    $ 20.83     $ 20.47   $  20.95
                               -------      -------    -------     -------  ----------
Net investment income....         0.05         0.06       0.11        0.11       0.02
Net realized and
 unrealized gains
 (losses) from investment
 transactions............         3.46         3.19      (0.38)       0.37      (0.44)
                               -------      -------    -------     -------  ----------
Total increase (decrease)
 from investment
 operations..............         3.51         3.25      (0.27)       0.48      (0.42)
                               -------      -------    -------     -------  ----------
Dividends from net
 investment income.......        (0.10)       (0.03)     (0.11)      (0.12)     (0.06)
Distributions from
 realized gains on
 investment
 transactions............        (1.51)       (1.21)     (0.03)         --         --
                               -------      -------    -------     -------  ----------
Total dividends and
 distributions to
 shareholders............        (1.61)       (1.24)     (0.14)      (0.12)     (0.06)
                               -------      -------    -------     -------  ----------
Net asset value, end of
 period..................      $ 24.33      $ 22.43    $ 20.42     $ 20.83   $  20.47
                               -------      -------    -------     -------  ----------
                               -------      -------    -------     -------  ----------
Total investment return
 (1).....................        16.52%       17.37%     (1.29)%      2.35%      2.85%
                               -------      -------    -------     -------  ----------

                               -------      -------    -------     -------  ----------

Ratios/Supplemental data:
Net assets, end of period
 (000's).................      $43,148      $30,468    $37,287     $61,869   $ 13,019
Expenses to average net
 assets**................         1.99%(2)     1.98%      1.94%       1.87%      1.73%*
Net investment income to
 average net assets**....         0.18%(2)     0.28%      0.54%       0.61%      0.94%*
Portfolio turnover.......          112%         111%        94%         37%        16%
Average commission rates
 paid per share of common
 stock investments
 purchased/sold (3)......      $0.0598           --         --          --         --

                              --------------------
                               Prospectus Page 9

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

GROWTH FUND

     The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for each of the five years in the period ended August 31, 1996 appearing in the following tables, have been audited by Ernst & Young LLP, independent auditors. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. Information shown below for periods prior to the year ended August 31, 1992 has also been audited by Ernst & Young LLP, independent auditors, whose reports thereon were unqualified.

                                                                         GROWTH FUND
                            -----------------------------------------------------------------------------------------------------
                                                                           CLASS A
                            -----------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED AUGUST 31,
                            -----------------------------------------------------------------------------------------------------
                              1996        1995        1994        1993        1992        1991       1990       1989       1988
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Net asset value,
 beginning of period.....   $  22.27    $  20.04    $  20.60    $  16.78    $  17.50    $  13.43    $ 15.57    $ 11.21    $ 15.30
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Net investment income
 (loss)..................      (0.12)       0.01          --        0.07          --        0.02       0.17       0.06       0.13
Net realized and
 unrealized gains
 (losses) from investment
 transactions............       4.06        2.25        0.51        4.37       (0.11)       4.68      (1.16)      4.40      (2.73)
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Net increase (decrease)
 from investment
 operations..............       3.94        2.26        0.51        4.44       (0.11)       4.70      (0.99)      4.46      (2.60)
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Dividends from net
 investment income.......         --          --          --          --       (0.01)      (0.17)        --      (0.10)     (0.08)

Distributions from
 realized gains on
 investment
 transactions............      (1.84)      (0.03)      (1.07)      (0.62)      (0.60)      (0.46)     (1.15)        --      (1.41)
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Total dividends and
 distributions to
 shareholders............      (1.84)      (0.03)      (1.07)      (0.62)      (0.61)      (0.63)     (1.15)     (0.10)     (1.49)
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Net asset value, end of
 period..................   $  24.37    $  22.27    $  20.04    $  20.60    $  16.78    $  17.50    $ 13.43    $ 15.57    $ 11.21
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Total investment
 return(1)...............      18.43%      11.28%       2.33%      26.97%      (0.85)%     37.02%     (7.05)%    40.10%    (15.37)%
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
                            --------    --------    --------    --------    --------    --------    -------    -------    -------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................   $203,882    $183,958    $141,342    $130,353    $102,640    $ 96,796    $72,805    $71,681    $70,551
Expenses to average net
 assets**................       1.28%       1.28%(2)     1.21%      1.22%       1.43%       1.56%      1.59%      1.37%      1.22%
Net investment income
 (loss) to average net
 assets**................      (0.49)%      0.19%(2)     0.06%      0.38%       0.00%       0.10%      2.96%      0.14%      0.82%
Portfolio turnover.......         60%         36%         24%         36%         32%         29%        39%        44%        59%
Average commission rate
 paid per share of common
 stock investments
 purchased/sold(3).......   $ 0.0598          --          --          --          --          --         --         --         --

------------------

     *  Annualized.
    **  During certain periods presented, PaineWebber/Mitchell Hutchins waived fees or reimbursed the Fund for portions of its operating expenses. If such waivers or reimbursements had not been made for the Class A shares, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 1.76% and (0.25)%, respectively, for the year ended August 31, 1989, 1.41% and 0.63%, re-
        spectively, for the year ended August 31, 1988, and 1.25% and 1.29%, respectively, for the year ended August 31,
        1987.
     +  Commencement of offering of shares.
   (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return information for periods less than one year is not annualized.
   (2)  These ratios include non-recurring reorganization expenses of 0.06%.
   (3)  Disclosure effective for fiscal years beginning on or after September 1, 1995.

                              --------------------

                               Prospectus Page 10

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                                    GROWTH FUND
                            --------------------------------------------------------------------------------------------
                                                                            CLASS B
                                            ------------------------------------------------------------------------
                                                                                                           FOR THE
                                                                                                            PERIOD
                                                                                                           JULY 1,
                             CLASS A                      FOR THE YEARS ENDED AUGUST 31,                   1991+ TO
                            ----------      ----------------------------------------------------------    AUGUST 31,
                               1987           1996        1995          1994        1993        1992         1991
                            ----------      --------    --------      --------    --------    --------    ----------
Net asset value,
 beginning of period.....   $    12.52      $  21.53    $  19.53      $  20.25    $  16.64    $  17.48     $  15.63
                            ----------      --------    --------      --------    --------    --------    ----------
Net investment income
 (loss)..................         0.03         (0.39)      (0.02)        (0.06)      (0.05)      (0.06)       (0.02)
Net realized and
 unrealized gains
 (losses) from investment
 transactions............         3.26          4.00        2.05          0.41        4.28       (0.18)        1.87
                            ----------      --------    --------      --------    --------    --------    ----------
Net increase (decrease)
 from investment
 operations..............         3.29          3.61        2.03          0.35        4.23       (0.24)        1.85
                            ----------      --------    --------      --------    --------    --------    ----------
Dividends from net
 investment income.......        (0.20)           --          --            --          --          --           --
Distributions from
 realized gains on
 investment
 transactions............        (0.31)        (1.84)      (0.03)        (1.07)      (0.62)      (0.60)          --
                            ----------      --------    --------      --------    --------    --------    ----------
Total dividends and
 distributions to
 shareholders............        (0.51)        (1.84)      (0.03)        (1.07)      (0.62)      (0.60)          --
                            ----------      --------    --------      --------    --------    --------    ----------
Net asset value, end of
 period..................   $    15.30      $  23.30    $  21.53      $  19.53    $  20.25    $  16.64     $  17.48
                            ----------      --------    --------      --------    --------    --------    ----------
                            ----------      --------    --------      --------    --------    --------    ----------
Total investment

 return(1)...............        27.78 %       17.48%      10.40%         1.55%      25.91%      (1.58)%      11.84%
                            ----------      --------    --------      --------    --------    --------    ----------
                            ----------      --------    --------      --------    --------    --------    ----------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................   $  140,523      $140,551    $152,357      $ 97,272    $ 60,280    $ 35,867     $  3,804
Expenses to average net
 assets**................         1.13 %        2.06%       2.06%(2)      2.00%       2.02%       2.20%        2.24%*
Net investment income
 (loss) to average net
 assets**................         0.25 %       (1.27)%     (0.60)%(2)    (0.66)%     (0.46)%     (0.70)%      (0.81)%*
Portfolio turnover.......           66 %          60%         36%           24%         36%         32%          29%
Average commission rate
 paid per share of common
 stock investments
 purchased/sold(3).......           --      $ 0.0598          --            --          --          --           --

                                                      GROWTH FUND
                              -----------------------------------------------------------
                                                        CLASS C
                              -----------------------------------------------------------
                                                                                  FOR THE
                                                                                  PERIOD
                                                                                  JULY 2,
                                         FOR THE YEARS ENDED AUGUST 31,          1992+ TO
                              ----------------------------------------------    AUGUST 31,
                                1996       1995        1994            1993       1992
                              -------    -------      -------        -------    ----------
Net asset value,
 beginning of period.....     $ 21.68    $ 19.67      $ 20.38        $ 16.75     $  17.04
                              -------    -------      -------        -------    ----------
Net investment income
 (loss)..................       (0.34)     (0.10)       (0.08)         (0.06)       (0.01)
Net realized and
 unrealized gains
 (losses) from investment
 transactions............        3.98       2.14         0.44           4.31        (0.28)
                              -------    -------      -------        -------    ----------
Net increase (decrease)
 from investment
 operations..............        3.64       2.04         0.36           4.25        (0.29)
                              -------    -------      -------        -------    ----------
Dividends from net
 investment income.......          --         --           --             --           --
Distributions from
 realized gains on
 investment
 transactions............       (1.84)     (0.03)       (1.07)         (0.62)          --
                              -------    -------      -------        -------    ----------
Total dividends and
 distributions to
 shareholders............       (1.84)     (0.03)       (1.07)         (0.62)          --

                              -------    -------      -------        -------    ----------
Net asset value, end of
 period..................     $ 23.48    $ 21.68      $ 19.67        $ 20.38     $  16.75
                              -------    -------      -------        -------    ----------
                              -------    -------      -------        -------    ----------
Total investment
 return(1)...............       17.50%     10.37%        1.59%         25.86%       (2.95)%
                              -------    -------      -------        -------    ----------
                              -------    -------      -------        -------    ----------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................     $29,923    $30,608      $28,561        $16,474     $  2,275
Expenses to average net
 assets**................        2.07%      2.05%(2)     1.98%          2.06%        1.98%*
Net investment income
 (loss) to average net
 assets**................       (1.28)%    (0.57)%(2)   (0.65)%        (0.69)%      (0.65)%*
Portfolio turnover.......          60%        36%          24%            36%          32%
Average commission rate
 paid per share of common
 stock investments
 purchased/sold(3).......     $0.0598         --           --             --           --

                             --------------------
                              Prospectus Page 11

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

SMALL CAP FUND

     The following table provides investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Price Waterhouse LLP, independent accountants, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information appearing below, have been audited by Price Waterhouse LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                   SMALL CAP FUND
                                  -------------------------------------------------
                                                       CLASS A
                                  -------------------------------------------------
                                                           FOR THE        FOR THE
                                     FOR THE YEARS          PERIOD         YEAR
                                     ENDED JULY 31,         ENDED          ENDED
                                  --------------------     JULY 31,     JANUARY 31,
                                   1996#        1995        1994+          1994
                                  -------     --------     --------     -----------
Net asset value, beginning of
  period......................    $ 11.30     $  10.27     $  10.61       $ 10.00
                                  -------     --------     --------     -----------
Net investment income
  (loss)......................       0.00@        0.05         0.02          0.13
Net realized and unrealized
  gains (losses) from
  investment transactions.....       0.50@        1.50        (0.36)         0.62
                                  -------     --------     --------     -----------
Net increase (decrease) from
  investment operations.......       0.50         1.55        (0.34)         0.75
                                  -------     --------     --------     -----------
Dividends from net investment
  income......................         --           --           --         (0.12)
Distributions from net
  realized gains..............      (1.58)       (0.52)          --         (0.02)

                                  -------     --------     --------     -----------
Total dividends and
  distributions...............      (1.58)       (0.52)        0.00         (0.14)
                                  -------     --------     --------     -----------
Net asset value, end of
  period......................    $ 10.22     $  11.30     $  10.27       $ 10.61
                                  -------     --------     --------     -----------
                                  -------     --------     --------     -----------
Total investment return (1)...       4.69%       15.80%       (3.20)%        7.58%
                                  -------     --------     --------     -----------
                                  -------     --------     --------     -----------
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................    $30,675     $ 20,494     $ 22,848       $25,226
Expenses to average net
  assets......................       2.11%        1.98%        1.91%*        1.75%
Net investment income (loss)
  to average net assets.......       0.02%        0.41%        0.41%*        1.41%
Portfolio turnover............        84%          19%          20%           98%

------------------

     *  Annualized
     +  For the period February 1, 1994 to July 31, 1994.
     #  Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.
     @  Calculated using the average shares outstanding for the year.
   (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.

                              --------------------
                               Prospectus Page 12

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                SMALL CAP FUND
                               ---------------------------------------------------
                                                     CLASS B
                               ---------------------------------------------------
                                                          FOR THE

                                   FOR THE YEARS          PERIOD         FOR THE
                                  ENDED JULY 31,           ENDED       YEAR ENDED
                               ---------------------     JULY 31,      JANUARY 31,
                                1996#        1995          1994+          1994
                               -------     ---------     ---------     -----------
Net asset value, beginning of
  period...................... $ 11.15      $ 10.22       $ 10.60        $ 10.00
                                 -----     ---------     ---------     -----------
Net investment income
  (loss)......................   (0.09)@      (0.04)        (0.02)          0.06
Net realized and unrealized
  gains (losses) from
  investment transactions.....    0.50@        1.49         (0.36)          0.62
                                 -----     ---------     ---------     -----------
Net increase (decrease) from
  investment operations.......    0.41         1.45         (0.38)          0.68
                                 -----     ---------     ---------     -----------
Dividends from net investment
  income......................      --           --            --          (0.06)
Distributions from net
  realized gains..............   (1.58)       (0.52)           --          (0.02)
                                 -----     ---------     ---------     -----------
Total dividends and
  distributions...............   (1.58)       (0.52)         0.00          (0.08)
                                 -----     ---------     ---------     -----------
Net asset value, end of
  period...................... $  9.98      $ 11.15       $ 10.22        $ 10.60
                                 -----     ---------     ---------     -----------
                                 -----     ---------     ---------     -----------
Total investment return (1)...    3.90%       14.86%        (3.58)%         6.81%
                                 -----     ---------     ---------     -----------
                                 -----     ---------     ---------     -----------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..................... $36,612      $46,142       $52,624        $59,993
Expenses to average net
  assets......................    2.90%        2.74%         2.69%*         2.50%
Net investment income (loss)
  to average net assets.......   (0.78)%      (0.35)%       (0.37)%*        0.67%
Portfolio turnover............      84%          19%           20%            98%

                                                       CLASS C
                                 ---------------------------------------------------
                                                            FOR THE
                                     FOR THE YEARS          PERIOD         FOR THE
                                    ENDED JULY 31,           ENDED       YEAR ENDED
                                 ---------------------     JULY 31,      JANUARY 31,
                                  1996#        1995          1994+          1994
                                 -------     ---------     ---------     -----------
Net asset value, beginning of
  period......................   $ 11.14      $ 10.22       $ 10.59        $ 10.00

                                 -------     ---------     ---------     -----------
Net investment income
  (loss)......................     (0.08)@      (0.05)        (0.02)          0.06
Net realized and unrealized
  gains (losses) from
  investment transactions.....      0.49@        1.49         (0.35)          0.62
                                 -------     ---------     ---------     -----------
Net increase (decrease) from
  investment operations.......      0.41         1.44         (0.37)          0.68
                                 -------     ---------     ---------     -----------
Dividends from net investment
  income......................        --           --            --          (0.07)
Distributions from net
  realized gains..............     (1.58)       (0.52)           --          (0.02)
                                 -------     ---------     ---------     -----------
Total dividends and
  distributions...............     (1.58)       (0.52)         0.00          (0.09)
                                 -------     ---------     ---------     -----------
Net asset value, end of
  period......................   $  9.97      $ 11.14       $ 10.22        $ 10.59
                                 -------     ---------     ---------     -----------
                                 -------     ---------     ---------     -----------
Total investment return (1)...      3.90%       14.76%        (3.49)%         6.77%
                                 -------     ---------     ---------     -----------
                                 -------     ---------     ---------     -----------
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................   $18,606      $13,263       $16,285        $20,941
Expenses to average net
  assets......................      2.91%        2.73%         2.69%*         2.50%
Net investment income (loss)
  to average net assets.......     (0.77)%      (0.34)%       (0.36)%*        0.64%
Portfolio turnover............        84%          19%           20%            98%


                              --------------------
                               Prospectus Page 13

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                        INVESTMENT OBJECTIVE & POLICIES
--------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' boards of trustees.

GROWTH AND INCOME FUND

The investment objective of Growth and Income Fund is current income and capital growth. The Fund seeks to achieve this objective by investing primarily in dividend-paying equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. Normally, the Fund invests at least 65% of its total assets in such equity securities. The Fund may invest up to 35% of its total assets in equity securities not meeting these selection criteria, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ('OTC') market.

GROWTH FUND

The investment objective of Growth Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities issued by companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities. The Fund may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds (including up to 10% in bonds and convertible securities rated below investment grade). Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

SMALL CAP FUND

The investment objective of Small Cap Fund is long-term capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities of small cap companies, which are defined as companies having market capitalizations of up to $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% of total assets in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities of foreign issuers traded on recognized U.S. exchanges or in the U.S. OTC market.

                                   *  *  *  *


As with any mutual fund, there can be no assurance that any of these Funds will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.

--------------------------------------------------------------------------------
                        INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

In seeking to balance capital growth with current income, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and the Mitchell Hutchins Factor Valuation Model. In order to fulfill the income component, the Fund invests at least 65% of its total assets in dividend-paying stocks.

The Model screens a universe of small to large capitalization companies from ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

                              --------------------
                               Prospectus Page 14

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

The equity securities ranking in the top 20% of the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank higher based on value and momentum. The Team applies traditional analysis and may speak to the management of these companies, as well as those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

GROWTH FUND

In selecting equity securities with the potential for above-average growth in earnings, cash flow and/or book value that are selling at a reasonable value relative to that growth, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and combines a 'bottom-up,' stock-by-stock approach with the Mitchell Hutchins Factor Valuation Model. The Fund can invest in companies of large market capitalizations, medium-sized companies and smaller companies that are aggressively expanding their businesses. This flexibility allows the Fund to invest more of its assets in companies that have greater earnings growth potential regardless of their market capitalizations. When investing in small cap companies, the Team places more emphasis on the trading volume of the company's stock.

The Model, which the Team generally utilizes as part of the stock selection process, screens a universe of small to large capitalization companies from ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

The equity securities ranking in the top 20% of the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank higher based on earnings growth and applies traditional analysis. The Team may speak to the management of these companies, as well as those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or that credit factors or ratings affecting particular issuers may improve.

SMALL CAP FUND

In selecting small cap equity securities with the potential for capital appreciation, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Factor Valuation Model and the Mitchell Hutchins Equity Research Team. The Model screens a universe of small to large capitalization companies from ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

Through this screening process, the Model identifies the equity securities of small cap companies ranking in the top 20% of the universe. Then the Team applies traditional analysis on the equity securities of these small cap companies. The Team may speak to the management of these companies, as well as to those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

                              --------------------
                               Prospectus Page 15

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

--------------------------------------------------------------------------------

                                  PERFORMANCE
--------------------------------------------------------------------------------

These charts show the total returns for the Funds. Sales charges have not been deducted from total returns shown in the charts. Returns would be lower if sales charges were deducted. Past results are not a guarantee of future results. Total returns both before and after deducting the maximum sales charges are shown below in the tables that follow the performance charts.

GROWTH AND INCOME FUND

                                     [CHART]


As Class A shares commenced operations on December 20, 1983, the 1983 return for Class A shares represents the period from December 20, 1983 through December 31, 1983. The inception date of Class B shares is July 1, 1991; thus, the 1991 return for Class B shares represents the period from July 1, 1991 through December 31, 1991. The inception date of Class C shares is July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS
  As of August 31, 1996
                                      CLASS A     CLASS B     CLASS C
                                      --------    --------    --------
Inception Date.....................   12/20/83     7/1/91      7/2/92
ONE YEAR
  Before deducting maximum sales
     charges.......................    17.40%      16.49%      16.52%
  After deducting maximum sales
     charges.......................    12.12%      11.49%      15.52%
FIVE YEARS
  Before deducting maximum sales
     charges.......................    8.94%       8.11%       8.79%
  After deducting maximum sales
     charges.......................    7.94%       7.82%       8.79%
TEN YEARS
  Before deducting maximum sales
     charges.......................    9.61%        N/A         N/A

  After deducting maximum sales
     charges.......................    9.11%        N/A         N/A

                              --------------------
                               Prospectus Page 16

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

GROWTH FUND

                                      [CHART]


As Class A shares commenced operations on March 18, 1985, the 1985 return for Class A shares represents the period from March 18, 1985 through December 31, 1985. The inception date of Class B shares is July 1, 1991; thus, the 1991 return for Class B shares represents the period from July 1, 1991 through December 31, 1991. The inception date of Class C shares is July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS
  As of August 31, 1996
                                      CLASS A     CLASS B     CLASS C
                                      --------    --------    --------
Inception Date.....................   3/18/85      7/1/91      7/2/92
ONE YEAR
  Before deducting maximum sales
     charges.......................    18.43%      17.48%      17.50%
  After deducting maximum sales
     charges.......................    13.10%      12.48%      16.50%
FIVE YEARS
  Before deducting maximum sales
     charges.......................    11.15%      10.28%      12.43%
  After deducting maximum sales
     charges.......................    10.14%      10.01%      12.43%
TEN YEARS
  Before deducting maximum sales
     charges.......................    12.59%       N/A         N/A
  After deducting maximum sales
     charges.......................    12.07%       N/A         N/A

                              --------------------
                               Prospectus Page 17

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

SMALL CAP FUND
                                     [CHART]


As Class A, Class B and Class C shares commenced operations on February 1, 1993, the 1993 return represents the period from February 1, 1993 through December 31, 1993.

AVERAGE ANNUAL RETURNS
  As of July 31, 1996

                                      CLASS A      CLASS B    CLASS C
                                      --------    ---------   --------
Inception Date.....................    2/1/93      2/1/93      2/1/93
ONE YEAR
  Before deducting maximum sales
     charges.......................    4.69%       3.90 %      3.90%
  After deducting maximum sales
     charges.......................    0.00%      (1.10)%      2.90%
LIFE
  Before deducting maximum sales
     charges.......................    6.88%       6.07 %      6.06%
  After deducting maximum sales
     charges.......................    5.49%       5.32 %      6.06%

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Funds reflects deduction of the Funds' maximum initial sales charge of 4.5% at the time of purchase, and standardized return for the Class B and Class C shares of the Funds reflects deduction of the applicable contingent deferred sales charge imposed on a sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception. Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were included.

                              --------------------
                               Prospectus Page 18

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

--------------------------------------------------------------------------------
                             THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential compared to other types of investments. However, their prices generally fluctuate more than other securities, reflecting changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

RISKS

Each Fund primarily invests its assets in equity securities. Following is a discussion of these risks and other risks that are common to each Fund:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. Common stocks generally represent the riskiest investment in a company. It is possible that a Fund may experience a substantial or complete loss on an individual equity investment.

FOREIGN SECURITIES. Each Fund may invest a portion of its assets in U.S. dollar-denominated securities of foreign companies that are traded on recognized U.S. exchanges or in the U.S. OTC market. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.


BOND RATINGS. Investment grade bonds are those rated within the four highest categories by Standard & Poor's ('S&P'), a division of The McGraw Hill Companies, or Moody's Investors Service, Inc. ('Moody's'). Moody's fourth highest category (Baa) includes securities which, in its opinion, have speculative features. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated debt instruments. The Funds may also invest in securities that are comparably rated by another ratings agency and in unrated securities if they are deemed to be of comparable quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of a bond's value or its liquidity. There is a risk that bonds will be downgraded by rating agencies. The ratings agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

INTEREST RATE AND CREDIT RISKS. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of a Fund's bond investments. Long-term bonds are generally more sensitive

                              --------------------
                               Prospectus Page 19

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

to interest rate changes than short-term bonds. Adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

NON-INVESTMENT GRADE (LOWER-RATED) BOND RATINGS. Bonds rated below investment grade are deemed by the ratings agencies to be predominantly speculative regarding the issuer's ability to pay principal and interest and may involve major risk exposure to adverse economic conditions. They are also known as 'junk bonds.' During an economic downturn or period of rising interest rates, issuers of these securities may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. Lower-rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for lower-rated bonds is thinner and less active, which may limit the Funds' ability to sell such bonds at a fair value in response to changes in the economy or financial markets.

Growth and Income Fund can invest up to 10% of total assets in convertible securities rated as low as B by S&P or Moody's or comparably rated by another ratings agency.

Growth Fund can invest up to 10% of total assets in bonds and convertible securities rated as low as B+ by S&P, B1 by Moody's or comparably rated by another ratings agency.

Small Cap Fund can invest up to 10% of total assets in convertible securities rated as low as B by S&P or Moody's or comparably rated by another ratings agency.


DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as 'derivatives,' because their value depends on (or 'derives' from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts and similar instruments that may be used in hedging strategies. There is only limited consensus as to what constitutes a 'derivative' security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the respective boards of trustees, monitors and evaluates the creditworthiness of the parties with which each Fund does business.

In addition to these general risks, Small Cap Fund is also subject to the following risk consideration:

SMALL CAP COMPANIES. Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING STRATEGIES. Each Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These 'hedging' strategies involve derivative contracts, including options (on securities, futures contracts and stock indexes) and futures contracts (on stock indexes and interest rates). In addition, new financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. The Statement of Additional Information for the Funds contains further information on these strategies.

The Funds might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, a Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Funds,

o the possibility of imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the securities being hedged,


o possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain 'cover' or to segregate securities, and

o the possibility that the Fund is unable to close out or liquidate its hedged position.

                              --------------------
                               Prospectus Page 20

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of that Fund's total assets taken at market value. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. A higher turn-over rate (100% or more) for a Fund will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains. During the past two fiscal years, Growth and Income Fund has experienced relatively higher portfolio turnover rates primarily due to restructuring of the Fund's portfolio by the new management team.

DEFENSIVE POSITIONS. When Mitchell Hutchins believes that unusual market or economic circumstances warrant a defensive posture, a Fund may temporarily commit all or any portion of its assets to cash or investment grade money market instruments, including repurchase agreements. In a typical repurchase agreement, a Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase.

ILLIQUID SECURITIES. Growth and Income Fund and Growth Fund each may invest up to 10% of its net assets, and Small Cap Fund up to 15% of its net assets, in illiquid securities. These include certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards of trustees.

OTHER INFORMATION. Each Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may invest up to 35% of its total assets in investment grade money market instruments and/or cash for liquidity purposes or pending investment in other securities.


Each Fund may borrow money for temporary or emergency purposes but not in excess of 10% of its total assets, including reverse repurchase agreements up to an aggregate value of 5% (10% for Small Cap Fund) of its net assets. Each Fund may sell securities short 'against the box' to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security.

--------------------------------------------------------------------------------
                             FLEXIBLE PRICING(Service Mark)
--------------------------------------------------------------------------------

Each Fund offers three classes of shares through this Prospectus that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Funds' transfer agent ('Transfer Agent') receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than those of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                              --------------------
                               Prospectus Page 21

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                             SALES CHARGE AS A PERCENTAGE OF:           DISCOUNT TO SELECTED
                                         ----------------------------------------       DEALERS AS PERCENTAGE
AMOUNT OF INVESTMENT                     OFFERING PRICE       NET AMOUNT INVESTED         OF OFFERING PRICE
-----------------------------------      --------------       -------------------       ---------------------
Less than $50,000..................           4.50%                   4.71%                      4.25%
$50,000 to $99,999.................           4.00                    4.17                       3.75
$100,000 to $249,999...............           3.50                    3.63                       3.25
$250,000 to $499,999...............           2.50                    2.56                       2.25
$500,000 to $999,999...............           1.75                    1.78                       1.50
$1,000,000 and over(1).............           None                    None                       1.00(2)

------------------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS AND WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction, please refer to the chart above.

Investors may also qualify for a reduced sales charge when they combine their purchases with those of:

o their spouses, parents or children under age 21;

o their Individual Retirement Accounts (IRAs);

o certain employee benefit plans, including 401(k) plans;

o any company controlled by the investor;

o trusts created by the investor;

o Uniform Gift to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

o accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

o is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

o is the spouse, parent or child of any of the above, or advisory clients of Mitchell Hutchins;

o buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC and

  o was the investment executive's client at the competing brokerage firm;

  o within 90 days of buying Class A shares in a Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  o the amount the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

o is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

o is an employer establishing an employee benefit plan qualified under section 401, including a salary reduction plan qualified under Section 401(k), or
  Section 403(b) of the Internal Revenue Code. (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by Mitchell Hutchins. Currently, the plan must have 100 or more eligible employees or the amount invested or to be invested in a Fund or any other PaineWebber fund must total at least $1 million during the subsequent 13-month period); or

o acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may

                              --------------------
                               Prospectus Page 22

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

  make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to supplement a rebalancing feature of such an investment program, the minimum subsequent investment requirement and $5 exchange fee also are waived.

For more information on how to get any reduced sales charge, investors should contact a PaineWebber investment executive or a correspondent firm or call 1-800-647-1568.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a

'contingent deferred sales charge.' The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value of the shares at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.

    IF THE INVESTOR        PERCENTAGE BY WHICH THE SHARES'
  SELLS SHARES WITHIN:     NET ASSET VALUE IS MULTIPLIED:
------------------------   -------------------------------
1st year since purchase            5%
2nd year since purchase            4
3rd year since purchase            3
4th year since purchase            2
5th year since purchase            2
6th year since purchase            1
7th year since purchase           None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

o First, Class B shares owned through reinvested dividends and capital gain distributions; and

o Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

o sales of shares under the Fund's Systematic Withdrawal Plan (investors may not withdraw annually more than 12% of the value of the Fund account under the
  Plan);

o a distribution from an IRA, a self-employed individual retirement plan ('Keogh Plan') or a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

o a tax-free return of an excess IRA contribution;


o a tax-qualified retirement plan distribution following retirement; or

o Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

An investor must provide satisfactory information to PaineWebber or the Fund if the investor seeks any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% of the offering price (net asset value at the time of purchase) or net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C

                              --------------------
                               Prospectus Page 23

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased and then exchanged into Class C shares of the acquired fund. Class C shares representing reinvestment of any dividends or capital gains will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.

--------------------------------------------------------------------------------
                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Prices are calculated for each Fund's Class A, Class B and Class C shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A 'Business Day' is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.


When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after PaineWebber's New York City headquarters receives the purchase order.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through PFPC Inc., the Funds' Transfer Agent, by completing and signing an account application which you may obtain by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

New investors to PaineWebber may complete and sign an account application and mail it along with a check. Investors may also open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

o mail an application with a check; or

o open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account.................   $1,000
To add to an account...............   $  100

A Fund may waive or reduce these minimums for:

o employees of PaineWebber or its affiliates; or

o participants in certain pension plans, retirement accounts or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES


As shareholders, investors have the privilege of exchanging Fund shares for the same class of other PaineWebber mutual funds. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made. A $5 fee is imposed on each exchange.

o Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

                              --------------------
                               Prospectus Page 24

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

o Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a 'letter of instruction' to the Transfer Agent. The letter of instruction must include:

  o the investor's name and address;

  o the Fund's name;

  o the Fund account number;

  o the dollar amount or number of shares to be sold; and

  o a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class B or C shares are exchanged for Class B or C shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon a 60-day notice. See the back cover of this prospectus for a listing of other PaineWebber mutual funds.

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted

(less any applicable contingent deferred sales charge). Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Funds' Transfer Agent, may sell shares by writing a 'letter of instruction,' as detailed in 'How to Exchange Shares.'

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

                              --------------------
                               Prospectus Page 25

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                 OTHER SERVICES
--------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more each month from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the

Automatic Investment Plan enables the investor to use the technique of 'dollar cost averaging.'

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December) or semiannual (June and December) withdrawals from their Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

o CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

o CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly and semi-annual withdrawals of $200, $400 and $600, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. Investors may not withdraw annually more than 12% of the value of the Fund account when the investor signed up for the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees).

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1996, Mitchell Hutchins was adviser or sub-adviser of 29 investment companies with 64 separate portfolios and aggregate assets of approximately $30.6 billion.


The boards of trustees have determined that brokerage transactions for the Funds may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by each Fund's board of trustees.

ABOUT THE INVESTMENT ADVISER

As investment adviser for Growth and Income Fund, Growth Fund and Small Cap Fund, Mitchell Hutchins makes and implements all investment decisions and supervises all aspects of each Fund's operations.

Mark A. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Upon his arrival at Mitchell Hutchins, Mr. Tincher formed the Mitchell Hutchins Equity Research Team. Each analyst on the Team focuses on different industries. As a result, the Team provides PaineWebber Stock Funds with more specialized knowledge of the various industries in which the Funds generally invest. The Equity Research Team is also assisted by members of Mitchell Hutchins' fixed

                              --------------------
                               Prospectus Page 26

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

income groups, who provide input on market outlook, interest rate forecasts and other considerations pertaining to domestic equity and fixed income investments.

GROWTH AND INCOME FUND

Mr. Tincher has been responsible for the day-to-day management of Growth and Income Fund since April 1995. From March 1988 to March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).

Mr. Tincher was the sole portfolio manager of Vista Growth and Income Fund ('Vista Fund'), with full discretionary authority over the selection of investments, from July 31, 1991 through March 16, 1995. Vista Fund's investment objectives of long-term capital appreciation and dividend income are substantially similar to Growth and Income Fund's investment objective of current income and capital growth. Mr. Tincher used and relied upon the same valuation model and analytical methods when managing the Vista Fund as he now uses for Growth and Income Fund.

The cumulative total return for Vista Fund for the period it was managed by Mr. Tincher was 46.18%; 39.24% after deducting that Fund's maximum sales charge of 4.75%. As of March 31, 1995, the Vista Fund had $1.6 billion in net assets. The chart below shows calendar year total returns for Vista Fund; the 1991 return represents the period from July 31, 1991 when Mr. Tincher took over day-to-day management of the Vista Fund through December 31, 1991. Sales charges have not been deducted from total returns. Returns would be lower if sales charges were deducted.

                         Mr. Tincher's Term as Manager
                        of Vista Growth and Income Fund

                                 [CHART]

Average annual returns both before and after deducting the maximum sales charges are shown in the table below. Average annual returns are for the one- and three-year periods ended December 31, 1994 and the entire period during which Mr. Tincher managed the Vista Fund (July 31, 1991 through March 16, 1995) and are compared with the performance of the Standard & Poor's 500 Composite Stock Price Index for each such period.

                                       VISTA       S&P 500
                                      FUND(1)      INDEX(2)
                                    ------------   -------
Mr. Tincher's Term as Manager
  7/31/91 through 3/16/95
Before deducting maximum sales
  charges..........................     11.04%      10.17%
After deducting maximum sales
  charges..........................      9.56%      10.17%

Three Years Ended 12/31/94
Before deducting maximum sales
  charges..........................      7.90%       6.26%
After deducting maximum sales
  charges..........................      6.16%       6.26%
One Year Ended 12/31/94
Before deducting maximum sales
  charges..........................     -3.41%       1.31%
After deducting maximum sales
  charges..........................     -8.00%       1.31%

------------------

1. Average annual returns are for Class A shares and reflect the deduction of the maximum sales charge of 4.75%, changes in share prices, reinvestment of dividends and distributions and are net of fund expenses. For the fiscal years ended October 31, 1991 and October 31, 1992, expenses in the amount of 0.51% and 0.03%, respectively, were waived or reimbursed.

2. The Standard & Poor's 500 Composite Stock Price Index ('Index') is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends. No sales charges are applicable.

------------------

Historical performance is not indicative of future performance. Vista Fund is a separate fund and its historical performance is not indicative of the past or future performance of Growth and Income Fund. S&P 500 Index and Vista Fund

performance information calculated by Lipper Analytical Services Inc; used with permission.

                              --------------------
                               Prospectus Page 27

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

GROWTH FUND

Ellen R. Harris has been responsible for the day-to-day portfolio management of Growth Fund since its inception. Ms. Harris is a managing director of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1983 as a portfolio manager, Ms. Harris served as a vice president and portfolio manager at American General Capital Management (now American Capital Management).

SMALL CAP FUND

Donald R. Jones has been primarily responsible for day-to-day portfolio management of Small Cap Fund since April 1996. Mr. Jones has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, Mr. Jones was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

                                   *  *  *  *

Mitchell Hutchins personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

MANAGEMENT FEES & OTHER EXPENSES

The Funds pay Mitchell Hutchins a monthly fee for its services. For the most recently ended fiscal year, the Funds paid advisory fees at the annual rate (as a percentage of average daily net assets) of 0.75% for Growth Fund, 0.70% for Growth and Income Fund and 1.00% for Small Cap Fund.

Each Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under distribution plans for Class A, Class B and Class C shares ('Class A Plan,' 'Class B Plan' and 'Class C Plan,' collectively, 'Plans'), the Funds pay Mitchell Hutchins:

o Monthly service fees at the annual rate of up to 0.25% of the average daily net assets of each class of shares.


o Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Under the Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of up to 0.25% of the aggregate investment amounts maintained in each Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

o Offset the commissions it pays to PaineWebber for selling each Fund's Class B and Class C shares, respectively.

o Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are sold, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time of sale of Class B or C shares.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for each class of shares ('Distribution Contracts') specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the board of trustees of each Fund reviews each Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

                              --------------------
                               Prospectus Page 28

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                            DETERMINING THE SHARES'
                                NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board of trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless a Fund's board of trustees determines that this does not represent fair value. It should be recognized that judgment plays a greater role in valuing lower-rated corporate bonds because there is less reliable, objective data available.

--------------------------------------------------------------------------------
                               DIVIDENDS & TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Growth Fund and Small Cap Fund each pays an annual dividend, and Growth and Income Fund pays a semi-annual dividend, from its net investment income and net short-term capital gain, if any. Each Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Each Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of a Fund are expected to be lower than those on its Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See 'General Information.' Each Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on that part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders.

Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as a long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Fund notifies its shareholders of the dividends and capital gain distributions paid (or deemed paid) by the Fund that year and any portion of those dividends that qualifies for special tax treatment.

                              --------------------
                               Prospectus Page 29

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

BACKUP WITHHOLDING

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Funds with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

When shareholders sell (redeem) shares, the sale may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares (which normally takes into account any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase, and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

No gain or loss will be recognized to a shareholder as a result of conversion of

Class B shares into Class A shares.

                                   *  *  *  *

Because the foregoing only summarizes some of the important considerations affecting the Funds and their shareholders, a further discussion is contained in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

GROWTH AND INCOME FUND

Growth and Income Fund is a diversified series of PaineWebber America Fund, an open-end management investment company which was formed on October 31, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

GROWTH FUND

Growth Fund is a diversified series of PaineWebber Olympus Fund, an open-end management investment company which was formed on October 31, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SMALL CAP FUND

Small Cap Fund is a diversified series of PaineWebber Securities Trust ('Securities Trust'), an open-end management investment company which was formed on December 3, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. In addition to Small Cap Fund, shares of one other series have been authorized.

SHARES

The shares of each Fund are divided into four classes, designated Class A shares, Class B shares, Class C shares and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different

                              --------------------
                               Prospectus Page 30

                         ------------------------------


PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares and are likely to be higher for Class Y shares than for any other class of shares.

Class Y shares, which are offered only to limited groups of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees. More information concerning Class Y shares of the Funds may be obtained from a PaineWebber investment executive or correspondent firm or by calling 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund might become liable for a misstatement in the Prospectus about another Fund. The board of trustees of each Fund has considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any Fund (or Securities Trust, which has more than one series) may elect all of the trustees of that Fund or of Securities Trust. The shares of a Fund will be voted together except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series of Securities Trust will be voted separately, except where an aggregate vote of those series is required by law.

SHAREHOLDER MEETINGS

The Funds, do not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of a Fund or Securities Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of 10% of a Fund or Securities Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by that Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT


State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as each Fund's custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                              --------------------
                               Prospectus Page 31

                      PaineWebber Growth and Income Fund
                            PaineWebber Growth Fund
                          PaineWebber Small Cap Fund

                         PROSPECTUS--DECEMBER 1, 1996

/X/ PAINEWEBBER BOND FUNDS                /X/ PAINEWEBBER STOCK FUNDS

    High Income Fund                          Capital Appreciation Fund
    Investment Grade Income Fund              Financial Services Growth Fund
    Low Duration U.S. Government              Growth Fund
      Income Fund                             Growth and Income Fund
    Strategic Income Fund                     Small Cap Fund
    U.S. Government Income Fund               Utility Income Fund

/X/ PAINEWEBBER TAX-FREE BOND FUNDS       /X/ PAINEWEBBER GLOBAL FUNDS

    California Tax-Free Income Fund           Emerging Markets Equity Fund
    Municipal High Income Fund                Global Equity Fund
    National Tax-Free Income Fund             Global Income Fund
    New York Tax-Free Income Fund

/X/ PAINEWEBBER ASSET  /X/ PAINEWEBBER MONEY MARKET FUND
    ALLOCATION FUNDS

    Balanced Fund
    Tactical Allocation Fund

A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

(Copyright) 1996 PaineWebber Incorporated

                                ---------------

                      PAINEWEBBER GROWTH AND INCOME FUND
                            PAINEWEBBER GROWTH FUND

                          PAINEWEBBER SMALL CAP FUND
                          1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

     The three funds named above (each a 'Fund' and, collectively, 'Funds') are diversified series of professionally managed, open-end management investment companies organized as Massachusetts business trusts (each a 'Trust' and, collectively, 'Trusts'). PaineWebber Growth and Income Fund ('Growth and Income Fund'), a series of PaineWebber America Fund ('America Fund'), seeks to provide current income and capital growth; it invests primarily in dividend-paying equity securities believed to have the potential for rapid earnings growth. PaineWebber Growth Fund ('Growth Fund'), a series of PaineWebber Olympus Fund ('Olympus Fund'), seeks long-term capital appreciation; it invests primarily in equity securities of companies believed to have substantial potential for capital growth. PaineWebber Small Cap Fund ('Small Cap Fund'), a series of PaineWebber Securities Trust ('Securities Trust'), also seeks long-term capital appreciation; it invests primarily in equity securities of small cap companies.

     The investment adviser, administrator and distributor for each Fund is Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber'). As distributor for the Funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus for their Class A, B and C shares, dated December 1, 1996. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 1, 1996.

                     INVESTMENT POLICIES AND RESTRICTIONS

     The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations. Except as otherwise indicated in the Prospectus or Statement of Additional Information, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

     YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ('S&P'), and other nationally recognized statistical rating organizations ('NRSROs') are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

     Ratings of debt securities represent the NRSROs' opinions regarding their quality, are not a guarantee of quality, and may be reduced after a Fund has acquired the security. Mitchell Hutchins will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. In the event that, due to a downgrade of one or more debt securities, an amount in excess of the permitted percentage of a Fund's net assets is held in securities rated below investment grade and comparable unrated securities, the Fund will engage in an orderly disposition of such securities to the extent necessary to ensure that its holdings of such securities does not exceed that percentage.

     Debt securities rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality are below investment grade, are deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur. The market for lower rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

     RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ('SEC'), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S.

companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     The Funds may invest in foreign securities by purchasing American Depository Receipts ('ADRs'). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of each Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs are publicly traded on exchanges or over-the-counter ('OTC') in the United States and are issued through 'sponsored' or 'unsponsored' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

     ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets (15% for Small Cap Fund) in illiquid securities. The term 'illiquid securities' for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each Trust's board of trustees (each sometimes referred to as a 'board'). The assets used as cover for OTC options written by each Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ('1933 Act'). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a 'safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at favorable prices.

     Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the boards.

     CONVERTIBLE SECURITIES. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities.

     Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is a function of its 'investment value' (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its 'conversion value' (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value, and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

     Lower rated convertible securities generally offer a higher current yield than that available from higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of principal and interest (or, in the case of convertible preferred stock, dividends) and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     GOVERNMENT SECURITIES. Government securities in which the Funds may invest include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities ('Government Securities'). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United

States; instruments that are supported by the right of the issuer to borrow from the U.S. Treasury; and instruments that are supported solely by the credit of the agency or instrumentality.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Funds if the other party to a repurchase agreement becomes insolvent.

     The Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by each Trust's board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under each board's general supervision.

     REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of the Fund's net assets (10% of total assets for Small Cap Fund). Such agreements involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, a Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See 'Investment Policies and Restrictions--Segregated Accounts.'

     LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend portfolio securities up to 33 1/3% of its total assets taken at market value to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains with that Fund's custodian bank acceptable collateral, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loans at any time. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. Each Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

     SHORT SALES 'AGAINST THE BOX'. Each Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales 'against the box') to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When a Fund sells short, it establishes a margin account with the broker effecting the short sale, and deposits collateral with the broker. In addition, that Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. No Fund currently expects to have obligations under short sales that at any time during the coming year exceed 5% of its net assets.

     The Funds might make a short sale 'against the box' in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by a Fund, or when Mitchell Hutchins wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in a Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a 'when-issued' basis or may purchase or sell securities for 'delayed delivery.' In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund generally would not pay for such securities or start earning interest or dividends on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure by a counter party to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment.

Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceeds its net assets.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When a Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See 'Investment Policies and Restrictions--Segregated Accounts.' The Funds purchase when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in capital gain or loss to a Fund.

     SEGREGATED ACCOUNTS. When a Fund enters into certain transactions that involve obligations to make future payments to third parties, such as reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under 'Hedging Strategies,' segregated accounts may also be required in connection with certain transactions involving options and futures contracts.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations for each Fund cannot be changed without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of that Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each Fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ('1940 Act') and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are not fundamental and may be changed by each Trust's board without shareholder approval.


     Each Fund will not:

     (1) invest more than 10% of its net assets (15% of net assets for Small Cap
Fund) in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

     (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (5) invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

     (6) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                               HEDGING STRATEGIES

     HEDGING INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ('Hedging Instruments'), including certain options, futures contracts (sometimes referred to as 'futures') and options on futures contracts, to attempt to hedge each Fund's portfolio. A Fund may enter into transactions involving one or more types of Hedging Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund's use of Hedging Instruments will place at risk a much smaller portion of its assets. In particular, each Fund may use the hedging instruments described below:

     OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

     OPTIONS ON STOCK INDEXES--A stock index assigns relative values to the stocks included in the index and fluctuates with changes in the market values of those stocks. A stock index option operates in the same way as a more traditional stock option, except that exercise of a stock index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index.

     STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as 'short hedges' and 'long hedges.' A short hedge is a purchase or sale of a Hedging Instrument intended to partially or fully offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ('CFTC') and various state regulatory authorities. In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See 'Taxes.'

     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, or other techniques are developed. Mitchell Hutchins may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.


     (1) Successful use of most Hedging Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

     The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged. Because the Funds invest primarily in common stocks of issuers meeting the specific criteria described in the Prospectus, there might be a significant lack of correlation between the portfolio and the stock indices underlying any such Hedging Instruments used by a Fund.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, that Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) As described below, a Fund might be required to maintain assets as 'cover,' maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a Fund.


     COVER FOR HEDGING STRATEGIES. The Funds will not use Hedging Instruments for speculative purposes or for purposes of leverage. Transactions using Hedging Instruments, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (1) an offsetting ('covered') position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The Funds may purchase put and call options, and write (sell) covered put or call options, on equity and debt securities and stock indices. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under 'Investment Policies and Restrictions--Illiquid Securities.'

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

     Generally, the OTC debt options used by the Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     The Funds' ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Funds might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     LIMITATIONS ON THE USE OF OPTIONS. The Funds' use of options is governed by the following guidelines, which can be changed by each board without shareholder vote:

          (1) Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by that Fund, does not exceed 5% of its total assets.


          (2) The aggregate value of underlying securities on which covered calls are written will not exceed 50% of each Fund's total assets.

          (3) To the extent cash or cash equivalents, including Government Securities, are maintained in a segregated account to collateralize options written on securities or stock indexes, each Fund will limit collateralization to 20% of its net assets.

     FUTURES. The Funds may purchase and sell stock index futures contracts and interest rate futures contracts. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, 'initial margin' consisting of cash, U.S. government securities, or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent 'variation margin' payments are made to and from the futures broker daily as the value of the futures position varies, a process known as 'marking to market.' Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, 'program trading' and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The Funds' use of futures and related options is governed by the following guidelines, which can be changed by each board without shareholder vote:

          (1) To the extent a Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are 'in-the-money') may not exceed 5% of its net assets.

          (2) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by a Fund that are held at any one time will not exceed 20% of that Fund's net assets.

          (3) The aggregate margin deposits on all futures contracts and options thereon held at any one time by each Fund will not exceed 5% of its total assets.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

     The trustees and executive officers of each Trust (the same positions are held in each of the three Trusts, except as otherwise indicated), their ages, business addresses and principal occupations during the past five years are:

                                                                               BUSINESS EXPERIENCE;
       NAME, ADDRESS* AND AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Margo N. Alexander**; 49                      Trustee and          Mrs. Alexander is president, chief executive
                                               President             officer and a director of Mitchell Hutchins
                                                                     (since January 1995) and an executive
                                                                     vice president and a director of Paine-
                                                                     Webber. Mrs. Alexander is president and a
                                                                     director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Richard Q. Armstrong; 61                        Trustee            Mr. Armstrong is chairman and principal of
78 West Brother Drive                                                RQA Enterprises (management consulting
Greenwich, CT 06830                                                  firm) (since April 1991 and principal
                                                                     occupation since March 1995). Mr. Armstrong
                                                                     is also a director of Hi Lo Automotive,
                                                                     Inc. He was chairman of the board, chief
                                                                     executive officer and co-owner of
                                                                     Adirondack Beverages (producer and
                                                                     distributor of soft drinks and spar-
                                                                     kling/still waters) (October 1993-March
                                                                     1995). Mr. Armstrong was a partner of the
                                                                     New England Consulting Group (management
                                                                     consulting firm) (December 1992-September
                                                                     1993). He was managing director of LVMH
                                                                     U.S. Corporation (U.S. subsidiary of the
                                                                     French luxury goods conglomerate, Luis
                                                                     Vuitton Moet Hennessey Corporation)
                                                                     (1987-1991) and chairman of its wine and
                                                                     spirits subsidiary, Schieffelin & Somerset
                                                                     Company (1987-1991). Mr. Armstrong is a
                                                                     director or trustee of 28 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
E. Garrett Bewkes, Jr.**; 70                  Trustee and          Mr. Bewkes is a director of Paine Webber
                                            Chairman of the          Group Inc. ('PW Group') (holding company of
                                           Board of Trustees         PaineWebber and Mitchell Hutchins). Prior
                                                                     to December 1995, he was a consultant to PW
                                                                     Group. Prior to 1988, he was chairman of

                                                                     the board, president and chief executive
                                                                     officer of American Bakeries Company. Mr.
                                                                     Bewkes is also a director of Interstate
                                                                     Bakeries Corporation and NaPro
                                                                     BioTherapeutics, Inc. Mr. Bewkes is a
                                                                     director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME, ADDRESS* AND AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Richard R. Burt; 49                             Trustee            Mr. Burt is chairman of International Equity
1101 Connecticut Avenue, N.W.                                        Partners (international investments and
Washington, D.C. 20036                                               consulting firm) (since March 1994) and a
                                                                     partner of McKinsey & Company (management
                                                                     consulting firm) (since 1991). He is also a
                                                                     director of American Publishing Company and
                                                                     Archer-Daniels-Midland Co. (agricultural
                                                                     commodities). He was the chief negotiator
                                                                     in the Strategic Arms Reduction Talks with
                                                                     the former Soviet Union (1989-1991) and the
                                                                     U.S. Ambassador to the Federal Republic of
                                                                     Germany (1985-1989). Mr. Burt is a director
                                                                     or trustee of 28 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.
Mary C. Farrell**; 46                           Trustee            Ms. Farrell is a managing director, senior
                                                                     investment strategist, and member of the
                                                                     Investment Policy Committee of PaineWeb-
                                                                     ber. Ms. Farrell joined PaineWebber in
                                                                     1982. She is a member of the Financial
                                                                     Women's Association and Women's Economic
                                                                     Roundtable and is employed as a regular
                                                                     panelist on Wall $treet Week with Louis
                                                                     Rukeyser. She also serves on the Board of
                                                                     Overseers of New York University's Stern
                                                                     School of Business. Ms. Farrell is a
                                                                     director or trustee of 28 investment com-
                                                                     panies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Meyer Feldberg; 54                              Trustee            Mr. Feldberg is Dean and Professor of Man-
Columbia University                                                  agement of the Graduate School of Busi-
101 Uris Hall                                                        ness, Columbia University. Prior to 1989,
New York, New York 10027                                             he was president of the Illinois Institute
                                                                     of Technology. Dean Feldberg is also a di-
                                                                     rector of AMSCO International Inc. (med-
                                                                     ical instruments and supplies), Federated

                                                                     Department Stores, Inc., and New World
                                                                     Communications Group Incorporated. Dean
                                                                     Feldberg is a director or trustee of 28
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.
George W. Gowen; 67                             Trustee            Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                     Dunnington, Bartholow & Miller. Prior to
New York, New York 10017                                             May 1994, he was a partner in the law firm
                                                                     of Fryer, Ross & Gowen. Mr. Gowen is also a
                                                                     director of Columbia Real Estate
                                                                     Investments, Inc. Mr. Gowen is a director
                                                                     or trustee of 28 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME, ADDRESS* AND AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Frederic V. Malek; 59                           Trustee            Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Avenue, N.W.                                       Partners (investment bank) and a co-
Suite 350                                                            chairman and director of CB Commercial
Washington, D.C. 20004                                               Group Inc. (real estate). From January 1992
                                                                     to November 1992, he was campaign manager
                                                                     of Bush-Quayle '92. From 1990 to 1992, he
                                                                     was vice chairman, and from 1989 to 1990,
                                                                     he was president of Northwest Airlines
                                                                     Inc., NWA Inc. (holding company of
                                                                     Northwest Airlines Inc.) and Wings Holdings
                                                                     Inc. (holding company of NWA Inc.) Prior to
                                                                     1989, he was employed by the Marriott
                                                                     Corporation (hotels, restaurants, airline
                                                                     catering and contract feeding), where he
                                                                     most recently was an executive vice
                                                                     president and president of Marriott Hotels
                                                                     and Resorts. Mr. Malek is also a director
                                                                     of American Management Systems, Inc.
                                                                     (management consulting and computer-related
                                                                     services), Automatic Data Processing, Inc.,
                                                                     Avis, Inc. (passenger car rental), FPL
                                                                     Group, Inc. (electric services), National
                                                                     Education Corporation and Northwest
                                                                     Airlines Inc. Mr. Malek is a director or
                                                                     trustee of 28 investment companies for which
                                                                     Mitchell Hutchins or PaineWebber serves as
                                                                     investment adviser.
Carl W. Schafer; 60                             Trustee            Mr. Schafer is president of the Atlantic
P.O. Box 1164                                                        Foundation (charitable foundation supporting

Princeton, N.J. 08542                                                mainly oceanographic exploration and research).
                                                                     He also is a director of Roadway Express, Inc.
                                                                     (trucking), The Guardian Group of Mutual Funds,
                                                                     Evans Systems, Inc. (a motor fuels, convenience
                                                                     store and diversified company), Hidden Lake
                                                                     Gold Mines Ltd. (gold mining), Electronic
                                                                     Clearing House, Inc. (financial
                                                                     transactions processing), Wainoco Oil
                                                                     Corporation and Nutraceutix Inc. (bio-
                                                                     technology). Prior to January 1993, Mr.
                                                                     Schafer was chairman of the Investment
                                                                     Advisory Committee of the Howard Hughes
                                                                     Medical Institute. Mr. Schafer is a director
                                                                     or trustee of 28 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.
John R. Torell III; 57                          Trustee            Mr. Torell is chairman of Torell Management,
767 Fifth Avenue                                                     Inc. (financial advisory firm) (since
Suite 4605                                                           1989), chairman of Telesphere Corporation
New York, NY 10153                                                   (electronic provider of financial in-
                                                                     formation) and a partner of Zilkha &

                                                                               BUSINESS EXPERIENCE;
       NAME, ADDRESS* AND AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     Company (merchant banking and private
                                                                     investment company). He is the former
                                                                     chairman and chief executive officer of
                                                                     Fortune Bancorp (1990-1991, and 1990-1994,
                                                                     respectively), the former chairman,
                                                                     president and chief executive officer of
                                                                     CalFed, Inc. (savings association) (1988 to
                                                                     1989) and former president of Manufacturers
                                                                     Hanover Corp. (bank) (prior to 1988). Mr.
                                                                     Tovell is also a director of American Home
                                                                     Products Corp., New Colt Inc. (armament
                                                                     manufacturer) and Volt Information Sciences
                                                                     Inc. Mr. Torell is a director or trustee of
                                                                     28 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as in-
                                                                     vestment adviser.
Teresa M. Boyle; 38                         Vice President         Ms. Boyle is a first vice president of Mitch-
                                                                     ell Hutchins. Prior to November 1993, she
                                                                     was compliance manager of Hyperion Capital
                                                                     Management, Inc., an investment advisory
                                                                     firm. Prior to April 1993, Ms. Boyle was a
                                                                     vice president and manager--legal
                                                                     administration of Mitchell Hutchins. Ms.

                                                                     Boyle is a vice president of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Ellen R. Harris; 49                         Vice President         Ms. Harris is a managing director and a
                                          (Olympus Fund only)        portfolio manager of Mitchell Hutchins. Ms.
                                                                     Harris is a vice president of two in-
                                                                     vestment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as in-
                                                                     vestment adviser.
Donald R. Jones; 35                         Vice President         Mr. Jones is a first vice president and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins.
                                                                     Prior to February 1996, he was a vice
                                                                     president in the asset management group of
                                                                     First Fidelity Bancorporation. Mr. Jones is
                                                                     a vice president of one investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Thomas J. Libassi; 37                       Vice President         Mr. Libassi is a senior vice president and
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins.
                                                                     Prior to May 1994, he was a vice president
                                                                     of Keystone Custodian Funds Inc. with
                                                                     portfolio management responsibility. Mr.
                                                                     Libassi is a vice president of four in-
                                                                     vestment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as invest-
                                                                     ment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME, ADDRESS* AND AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
C. William Maher; 35                      Vice President and       Mr. Maher is a first vice president and a se-
                                          Assistant Treasurer        nior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. Mr. Maher is
                                                                     a vice president and assistant treasurer of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.
Dennis McCauley; 50                         Vice President         Mr. McCauley is a managing director and chief
                                        (Securities Trust only)      investment officer--fixed income of
                                                                     Mitchell Hutchins. Prior to December 1994,
                                                                     he was director of fixed income in-
                                                                     vestments of IBM Corporation. Mr. McCauley
                                                                     is a vice president of 18 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Ann E. Moran; 39                          Vice President and       Ms. Moran is a vice president of Mitchell
                                          Assistant Treasurer        Hutchins. Ms. Moran is a vice president and
                                                                     assistant treasurer of 29 investment compa-

                                                                     nies for which Mitchell Hutchins and or
                                                                     PaineWebber serves as investment adviser.
Dianne E. O'Donnell; 44                   Vice President and       Ms. O'Donnell is a senior vice president and
                                               Secretary             deputy general counsel of Mitchell Hutch-
                                                                     ins. Ms. O'Donnell is a vice president and
                                                                     secretary of 28 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.
Emil Polito; 36                             Vice President         Mr. Polito is a senior vice president and
                                                                     director of operations and control for
                                                                     Mitchell Hutchins. From March 1991 to
                                                                     September 1993, he was director of the
                                                                     Mutual Funds Sales Support and Service
                                                                     Center for Mitchell Hutchins and
                                                                     PaineWebber. Mr. Polito is also vice pres-
                                                                     ident of 29 investment companies for which
                                                                     Mitchell Hutchins or PaineWebber serves as
                                                                     investment adviser.
Victoria E. Schonfeld; 45                   Vice President         Ms. Schonfeld is a managing director and
                                                                     general counsel of Mitchell Hutchins. Prior
                                                                     to May 1994, she was a partner in the law
                                                                     firm of Arnold & Porter. Ms. Schonfeld is a
                                                                     vice president of 29 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.
Paul H. Schubert; 33                      Vice President and       Mr. Schubert is a first vice president and a
                                          Assistant Treasurer        senior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. From August
                                                                     1992 to August 1994, he was a vice presi-
                                                                     dent at BlackRock Financial Management Inc.
                                                                     Prior to August 1992, he was an audit
                                                                     manager with Ernst & Young LLP. Mr.
                                                                     Schubert is a vice president and assistant

                                                                               BUSINESS EXPERIENCE;
       NAME, ADDRESS* AND AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     treasurer of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.
Nirmal Singh; 39                            Vice President         Mr. Singh is a first vice president and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins.
                                                                     Prior to September 1993, he was a member of
                                                                     the portfolio management team at Merrill
                                                                     Lynch Asset Management, Inc. Mr. Singh is
                                                                     vice president of five investment com-
                                                                     panies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Julian F. Sluyters; 36                    Vice President and       Mr. Sluyters is a senior vice president and
                                               Treasurer             the director of the mutual fund finance di-
                                                                     vision of Mitchell Hutchins. Prior to 1991,
                                                                     he was an audit senior manager with Ernst &
                                                                     Young LLP. Mr. Sluyters is a vice president
                                                                     and treasurer of 29 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.
Mark A. Tincher; 41                         Vice President         Mr. Tincher is a managing director and chief
                                                                     investment officer--U.S. equity invest-
                                                                     ments of Mitchell Hutchins. Prior to March
                                                                     1995, he was a vice president and directed
                                                                     the U.S. funds management and equity re-
                                                                     search areas of Chase Manhattan Private
                                                                     Bank. Mr. Tincher is a vice president of 13
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as invest-
                                                                     ment adviser.
Craig M. Varrelman; 37                      Vice President         Mr. Varrelman is a first vice president and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins. Mr.
                                                                     Varrelman is a vice president of five
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as in-
                                                                     vestment adviser.
Stuart Waugh; 40                            Vice President         Mr. Waugh is a managing director and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins
                                                                     responsible for global fixed income in-
                                                                     vestments and currency trading. Mr. Waugh
                                                                     is a vice president of five investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Keith A. Weller; 35                       Vice President and       Mr. Weller is a first vice president and
                                          Assistant Secretary        associate general counsel of Mitchell
                                                                     Hutchins. Prior to May 1995, he was an
                                                                     attorney in private practice. Mr. Weller is
                                                                     a vice president and assistant secretary of
                                                                     28 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as invest-
                                                                     ment adviser.

                                                        (Footnotes on next page)

(Footnotes from previous page)

------------------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are 'interested persons' of each
   Trust as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


     Each Trust pays trustees who are not 'interested persons' of the Trust $1,500 annually for each series and $150 for each board meeting and separate meeting of a board committee (other than committee meetings held on the same day as a board meeting). Olympus Fund and America Fund each presently has one series and thus pays each such trustee $1,500 annually; Securities Trust presently has two series and thus pays each such trustee $3,000 annually. In addition, each Trust pays any additional amounts due for board or committee meetings. Messrs. Feldberg and Torell serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional annual compensation, aggregating $15,000 each from the relevant funds. Trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own in the aggregate less than 1% of the outstanding shares of each Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trusts and each Fund, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from any Trust for acting as a trustee or officer.

     The table below includes certain information relating to the compensation of the current trustees who held office with the Trusts or with other PaineWebber funds during the fiscal year indicated.

                               COMPENSATION TABLE

                                       AGGREGATE
                                      COMPENSATION     AGGREGATE       AGGREGATE         TOTAL
                                        FROM PW       COMPENSATION    COMPENSATION    COMPENSATION
                                      AMERICA FUND      FROM PW         FROM PW         FROM THE
                                      (GROWTH AND     OLYMPUS FUND     SECURITIES      TRUSTS AND
                                         INCOME         (GROWTH       TRUST (SMALL      THE FUND
     NAME OF PERSON, POSITION           FUND)(1)        FUND)(1)      CAP FUND)(2)     COMPLEX(3)
-----------------------------------   ------------    ------------    ------------    ------------
Richard Q. Armstrong, Trustee......      $  342          $  342          $4,006         $  9,000
Richard R. Burt, Trustee...........      $  342          $  342          $2,381         $  7,750
Meyer Feldberg, Trustee............      $3,900          $4,336          $  589         $106,375
George W. Gowen, Trustee...........      $3,900          $4,836          $  589         $ 99,750
Frederic V. Malek, Trustee.........      $3,910          $4,336          $  589         $ 99,750
Carl W. Schafer, Trustee...........      $  342          $  342          $  589         $118,175
John R. Torell III, Trustee........      $  342          $  342          $4,006         $ 28,125

------------------

     Only independent members of the board are compensated by the Trusts and identified above; trustees who are 'interested persons,' as defined by the 1940 Act, do not receive compensation.

(1) Represents fees paid to each trustee during the fiscal year ended August 31, 1996.

(2) Represents fees paid to each trustee during the fiscal year ended July 31,

    1996.

(3) Represents total compensation paid to each trustee during the calendar year ended December 31, 1995; no fund within the fund complex has a pension or retirement plan.

                  OWNERSHIP OF GREATER THAN 5% OF FUND SHARES

     The following Class Y shareholder is shown in Olympus Fund's records as owning more than 5% of Growth Fund's shares.

                                           NUMBER AND PERCENTAGE
                                              OF SHARES OWNED
NAME AND ADDRESS*                          AS OF NOVEMBER 1, 1996
----------------------------------------   ----------------------
Northern Trust Company as Trustee for
  the benefit of
  PaineWebber 401(k) Plan...............     864,369.406    5.32%

------------------
 * The shareholder listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, NY 10019.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each Fund pursuant to separate advisory contracts (each an 'Advisory Contract') with each Trust. Under the Advisory Contracts, each Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate specified below. Furthermore, under a service agreement with each Trust that is reviewed by each Trust's board of trustees annually, PaineWebber provides certain services to the Funds not otherwise provided by the Funds' transfer agent.

     Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by each Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the boards and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

     Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the applicable board or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to a Fund.

     GROWTH AND INCOME FUND. Pursuant to the Advisory Contract dated March 1, 1989, between America Fund and Mitchell Hutchins, Growth and Income Fund pays Mitchell Hutchins a fee at the annual rate of 0.70% of the Fund's average daily net assets, computed daily and paid monthly. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth and Income Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $4,075,174, $3,378,079 and $4,892,163, respectively. Pursuant to the applicable service agreement, during the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth and Income Fund paid (or accrued) to PaineWebber service fees of $206,622, $219,613 and $303,496, respectively.

     Mitchell Hutchins Institutional Investors Inc. ('MHII'), a wholly owned subsidiary of Mitchell Hutchins, served as sub-adviser to Growth and Income Fund from May 19, 1994 to April 25, 1995 pursuant to a sub-advisory contract between MHII and Mitchell Hutchins under which Mitchell Hutchins (not the Fund) paid MHII a fee in the annual amount of 0.25% of the Fund's average daily net assets. During the periods from September 1, 1994 to April 25, 1995 and May 19, 1994 to August 31, 1994, Mitchell Hutchins paid or accrued to MHII sub-advisory fees of $998,353 and $405,821, respectively.

     GROWTH FUND. Pursuant to the Advisory Contract dated March 1, 1989, between Olympus Fund and Mitchell Hutchins, Growth Fund pays Mitchell Hutchins a fee at the annual rate of 0.75% of the Fund's average daily net assets, computed daily and paid monthly. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $2,985,925, $1,993,930 and $2,069,033, respectively. Pursuant to the applicable service agreement, during the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth Fund paid (or accrued) to PaineWebber service fees of $134,864, $114,163 and $103,435, respectively.

     SMALL CAP FUND. Pursuant to the Advisory Contract dated January 28, 1993, between Securities Trust and Mitchell Hutchins, Small Cap Fund pays Mitchell Hutchins a fee at the annual rate of 1.00% of the Fund's average daily net assets, computed daily and paid monthly. For the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, Small Cap Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $731,472, $829,906, $491,757 and $939,774, respectively. Pursuant to the applicable service agreement during the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, Small Cap Fund paid (or accrued) to PaineWebber service fees of $36,944, $72,929, $26,353 and $47,661, respectively.

     Quest Advisory Corp. ('Quest') served as a sub-adviser to Small Cap Fund from February 1, 1993 through March 31, 1996, pursuant to a sub-advisory contract between Quest and Mitchell Hutchins dated January 28, 1993, under which Mitchell Hutchins (not the Fund) paid or accrued to Quest Advisory during the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, $249,955, $414,953, $245,878 and $469,887, respectively, in sub-advisory fees.

     NET ASSETS. The following table shows the approximate net assets as of October 31, 1996, sorted by category of investment objective, of the investment companies for which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                   NET ASSETS
        INVESTMENT CATEGORY                         ($ MIL)
        ----------------------------------------   ----------
        Domestic (excluding Money Market).......   $  5,631.9
        Global..................................      2,827.1
        Equity/Balanced.........................      3,238.2
        Fixed Income (excluding Money Market)...      5,220.8
          Taxable Fixed Income..................      3,588.9
          Tax-Free Fixed Income.................      1,631.9
        Money Market Funds......................     22,503.1

     PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.


     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares of each Fund under separate distribution contracts with each Trust (collectively, 'Distribution Contracts') that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of each of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to the Class A, Class B and Class C shares (collectively, 'Exclusive Dealer Agreements'), PaineWebber and its correspondent firms sell the Funds' shares.

     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by each Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ('Class A Plan,' 'Class B Plan' and 'Class C Plan,' collectively, 'Plans'), each Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets for each class, except that the Class A Plans for Growth and Income Fund and Growth Fund provide that the service fee paid with respect to shares sold prior to December 2, 1988 ('Old Shares') is paid at the annual rate of 0.15% of the Fund's net assets represented by such Old Shares. Shares acquired through new purchases, reinvestment of dividends and other distributions and exchanges on/or after December 2, 1988 are not considered 'Old Shares' for this purpose. Under the Class B Plan and the Class C Plan, those Funds also pay Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares, respectively.

     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the applicable board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those trustees who are not 'interested persons' of the relevant Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of trustees who are not 'interested persons' of a Trust shall be committed to the discretion of the trustees who are not 'interested persons' of the respective Trust.

     In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each class of each Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of Fund shares.


     For the fiscal year ended August 31, 1996, (for Growth and Income Fund and Growth Fund) and July 31, 1996 (for Small Cap Fund), the Funds paid (or accrued) the following fees to Mitchell Hutchins under the Plans:

                                                         GROWTH AND
                                             GROWTH        INCOME      SMALL CAP
                                              FUND          FUND         FUND
                                           ----------    ----------    ---------
Class A.................................   $  457,184    $  591,662    $  49,238
Class B.................................   $1,475,760    $2,676,820    $ 415,522
Class C.................................   $  306,286    $  376,394    $ 115,747

     Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each Fund during the fiscal years ended August 31, 1996 (for Growth and Income Fund and Growth Fund) and July 31, 1996 (for Small Cap Fund):

                                    CLASS A

                                                         GROWTH AND
                                             GROWTH        INCOME      SMALL CAP
                                              FUND          FUND         FUND
                                           ----------    ----------    ---------
Marketing and advertising...............   $  108,930    $  101,703    $  18,563
Printing of prospectuses and statements
   of additional information to other
   than current shareholders............        3,373         4,327          594
Branch network costs allocated and
   interest expense.....................      410,397       448,241       52,782
Service fees paid to PaineWebber
   investment executives................      186,634       240,881       20,286


                                    CLASS B

                                                         GROWTH AND
                                             GROWTH        INCOME      SMALL CAP
                                              FUND          FUND         FUND
                                           ----------    ----------    ---------
Marketing and advertising...............   $  114,669    $  158,158    $  22,682
Amortization of commissions.............      626,644     1,036,597      197,009
Printing of prospectuses and statements
   of additional information to other
   than current shareholders............        3,550         6,728          708
Branch network costs allocated and
   interest expense.....................      498,979       802,324       99,779
Service fees paid to PaineWebber
   investment executives................      151,285       273,308       42,791

                                    CLASS C

                                                         GROWTH AND
                                             GROWTH        INCOME      SMALL CAP
                                              FUND          FUND         FUND
                                           ----------    ----------    ---------
Marketing and advertising...............   $   41,203    $   57,009    $  19,340
Amortization of commissions.............       92,353       114,060       34,911
Printing of prospectuses and statements
   of additional information to other
   than current shareholders............        1,276         2,425          613
Branch network costs allocated and
   interest expense.....................      164,563       264,817       65,706
Service fees paid to PaineWebber
   investment executives................       31,364        38,203       11,941

     'Marketing and advertising' includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. 'Branch network costs allocated and interest expense' consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Funds' shares, including the PaineWebber retail branch system.

     In approving each Fund's overall Flexible Pricing(Service Mark) system of distribution, each board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in each respective Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) maintain the competitive position of a Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

     In approving the Class A Plan, the trustees of each Trust considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Funds than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in a Fund's assets and potential continued growth, (4) the services provided to a Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

     In approving the Class B Plan, the trustees of each Trust considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of a Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in a Fund's assets and potential continued growth, (5) the services provided to a Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     In approving the Class C Plan, the trustees of each Trust considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of an investor's purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to a Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in a Fund's assets and potential continued growth, (5) the services provided to a Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

     With respect to each Plan, the trustees considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plan were successful and the Funds attained and maintained significant asset levels.

     Under the Distribution Contract for the Class A shares and similar prior distribution contracts, for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.

                                                     FISCAL YEAR
                                           --------------------------------
                                             1996        1995        1994
                                           --------    --------    --------
GROWTH FUND
Earned..................................   $104,474    $ 62,298    $367,454
Retained................................   $ 68,050    $ 35,996    $ 26,176
GROWTH AND INCOME FUND
Earned..................................   $369,006    $ 68,358    $186,333
Retained................................   $240,518    $ 39,225    $ 11,944
SMALL CAP FUND
Earned..................................   $ 16,418    $ 41,750    $ 32,208
Retained................................   $  8,567    $ 23,505    $  1,845

     For the last fiscal year of the relevant Fund, Mitchell Hutchins earned and retained $474,876 from Growth Fund, $610,506 from Growth and Income Fund and $183,806 from Small Cap Fund in contingent deferred sales charges paid upon certain redemptions of Class A, B and C shares.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth and Income Fund paid $1,246,465, $1,241,906 and $1,901,499, respectively, in brokerage commissions. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth Fund paid $400,232, $273,991 and $222,490, respectively, in brokerage commissions. For the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, Small Cap Fund paid $211,004, $120,717, $113,315 and $349,051, respectively, in brokerage commissions.

     The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize PaineWebber to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended August 31, 1996, Growth and Income Fund paid $22,470 in brokerage commissions to PaineWebber, which represented 1.80% of the total brokerage commissions paid by the Fund and 1.92% of the total dollar amount of transactions involving payment of commissions. For the fiscal years ended August 31, 1995 and August 31, 1994, Growth and Income Fund paid $65,991 and $47,142, respectively, in brokerage commissions to PaineWebber. For the fiscal year ended August 31, 1996, Growth Fund paid $2,400 in brokerage commissions to PaineWebber, which represented 0.60% of the total brokerage commissions paid by the Fund and 0.58% of the total dollar amount of transactions involving payment of commissions. For the fiscal years ended August 31, 1995 and August 31, 1994, Growth Fund paid $4,200 and $9,326, respectively, in brokerage commissions to PaineWebber. For the fiscal year ended July 31, 1996, Small Cap Fund paid no commissions to PaineWebber. For the fiscal year ended July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, Small Cap Fund paid $665, $0 and $0, respectively, in brokerage commissions to PaineWebber.

     Transactions in futures contracts are executed through futures commission merchants ('FCMs'), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

     Consistent with the interests of each Fund and subject to the review of each Trust's board of trustees, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the particular Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. For Growth and Income Fund and Growth Fund, for the fiscal year ended August 31, 1996, Mitchell Hutchins (or, for Growth and Income Fund, MHII) directed $296,514,790 and $96,492,973, respectively, in portfolio transactions to brokers chosen because they provided research services, for which the Funds paid $425,860 and $157,274, respectively, in commissions. For Small Cap Fund, for the fiscal year ended July 31,

1996, Mitchell Hutchins directed $6,130,502 in portfolio transactions to brokers chosen because they provided research services, for which Small Cap Fund paid $14,361 in commissions.

     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight were attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

     Information and research services furnished by brokers or dealers through which or with which the Funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, information and research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts.

     Investment decisions for the Funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

     The Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.

     PORTFOLIO TURNOVER. The Funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

                                                       PORTFOLIO
                                                     TURNOVER RATE
                                                     -------------
GROWTH AND INCOME FUND
Fiscal Year Ended August 31, 1996.................        112%
Fiscal Year Ended August 31, 1995.................        111%
GROWTH FUND
Fiscal Year Ended August 31, 1996.................         60%
Fiscal Year Ended August 31, 1995.................         36%
SMALL CAP FUND
Fiscal Year Ended July 31, 1996...................         84%
Fiscal Year Ended July 31, 1995...................         19%

           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

     COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

     An 'eligible group of related Fund investors' can consist of any combination of the following:

          (a) an individual, that individual's spouse, parents and children;

          (b) an individual and his or her Individual Retirement Account
     ('IRA');

          (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

          (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by such individual(s);

          (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

          (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

          (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

          (h) an individual's accounts with the same investment adviser.

     RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ('CDSC Funds'). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of the Funds, any waiver or reduction of the contingent deferred sales charge that applied to the Class B Shares of the CDSC Fund will apply to the Class B shares of the Funds acquired through the exchange.

     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. This exchange privilege is available only in those jurisdictions where the sale of PaineWebber fund shares to be acquired through such exchange may be legally made. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable, the Funds reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Funds and valued in the same way as they would be valued for purposes of computing the Funds' net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

     AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of 'dollar cost averaging.' When the investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when a Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the 'Initial Account Balance' (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for

Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Funds of sufficient Fund shares to provide the withdrawal payment specified by participants in the Funds' systematic withdrawal plan. The payment generally is mailed approximately three Business Days (defined under 'Valuation of Shares') after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under 'Dividends & Taxes' in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ('Transfer Agent').

     Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the

Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

     REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in the Funds without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in 'Dividends & Taxes' in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SERVICE MARK);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(REGISTERED)(RMA)(REGISTERED)

     Shares of PaineWebber mutual funds (each a 'PW Fund' and, collectively, the 'PW Funds') are available for purchase through the RMA Resource Accumulation Plan ('Plan') by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ('RMA accountholders'). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under 'Valuation of Shares') after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

     To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

     The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

     Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of 'dollar cost averaging.' By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

     In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:


     o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

     o comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

     o automatic 'sweep' of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

     o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

     o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

     o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

     o expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

     o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

     Class B shares of the Funds will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under 'Valuation of Shares') of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If the shareholder acquired Class B shares of a Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

     The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in 'preferential dividends' under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not be met.

                              VALUATION OF SHARES

     The Funds determine their net asset values per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities that are listed on U.S. stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Trust's board.

                            PERFORMANCE INFORMATION

     The Funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ('Standardized Return') used in each Fund's Performance Advertisements are calculated according to the following formula:

                 n
         P(1 + T)   =  ERV
      where:     P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T  =  average annual total return of shares of that class
                 n  =  number of years
               ERV  =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The Funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ('Non-Standardized Return'). The Funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

     The following table shows performance information for the Class A, Class B and Class C (formerly Class D) shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average return.

                             GROWTH AND INCOME FUND


                                           CLASS A    CLASS B    CLASS C
                                           -------    -------    -------
Year ended August 31, 1996:
  Standardized Return*..................    12.12%     11.49%     15.52%
  Non-Standardized Return...............    17.40%     16.49%     16.52%
Five years ended August 31, 1996:
  Standardized Return*..................     7.94%      7.82%        N/A
  Non-Standardized Return...............     8.94%      8.11%        N/A
Ten years ended August 31, 1996
  Standardized Return*..................     9.11%         NA         NA
  Non-Standardized Return...............     9.61%         NA         NA
Inception** to August 31, 1996:
  Standardized Return*..................    11.42%      8.90%      8.79%
  Non-Standardized Return...............    11.82%      9.17%      8.79%

------------------
 * All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
** The inception date for each class of shares is as follows: Class A--December
   20, 1983, Class B--July 1, 1991, and Class C--July 2, 1992.

                                  GROWTH FUND

                                           CLASS A    CLASS B    CLASS C
                                           -------    -------    -------
Fiscal year ended August 31, 1996:
  Standardized Return*..................    13.10%     12.48%     16.50%
  Non-Standardized Return...............    18.43%     17.48%     17.50%
Five years ended August 31, 1996:
  Standardized Return*..................    10.14%     10.01%        NA
  Non-Standardized Return*..............    11.15%     10.28%        NA
Ten years ended August 31, 1996:
  Standardized Return*..................    12.07%        NA         NA
  Non-Standardized Return*..............    12.59%        NA         NA
Inception** to August 31, 1996:
  Standardized Return*..................    13.66%     12.09%     12.43%
  Non-Standardized Return...............    14.12%     12.33%     12.43%

------------------
 * All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
** The inception date for each class of shares is as follows: Class A--March 18, 1985, Class B--July 1, 1991, and Class C--July 2, 1992.

                                 SMALL CAP FUND


                                           CLASS A    CLASS B    CLASS C
                                           -------    -------    -------
One year ended July 31, 1996:
  Standardized Return*..................     0.00%     (1.10)%     2.90%
  Non-Standardized Return...............     4.69%      3.90%      3.90%
Inception** to July 31, 1996:
  Standardized Return*..................     5.49%      5.32%      6.06%
  Non-Standardized Return...............     6.88%      6.07%      6.06%

------------------
 * All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
** The inception date for all classes of shares is February 1, 1993.

     OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), Wiesenberger Investment Companies Service ('Wiesenberger'), Investment Company Data, Inc. ('ICD') or Morningstar Mutual Funds ('Morningstar'), with the performance of recognized stock and other indices, including the Standard & Poor's 500 Composite Stock Price Index ('S&P 500'), the Standard & Poor's 600 Small-Cap Index, the Dow Jones Industrial Average, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. 'Compounding' refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The Funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the Funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Funds are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. The debt securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in any Fund involves greater risks than an investment in either a money market fund or a CD.

     The Funds may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

     Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1993, stocks beat all other traditional asset classes. A $10 investment in the S&P 500 grew to $10,507, significantly more than any other investment.

                                   [GRAPHICS]


     The chart is shown for illustrative purposes only and does not represent any Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indices are unmanaged and are not available for investment.

------------------
Source: Stocks, Bonds, Bills and Inflation 1996 YearbookTM Ibbotson Assoc.,
        Chi., (annual updates work by Roger C. Ibbotson & Rex A Sinquefield).

                                     TAXES

     In order to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ('Distribution Requirement') and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ('Income Requirement'); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures held for less than three months ('Short-Short Limitation');
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Each Fund will be subject to a nondeductible 4% excise tax ('Excise Tax') to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Fund may invest in the stock of 'passive foreign investment companies' ('PFICs') if such stock is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any 'excess distribution' received on the stock of a PFIC or of any gain from disposition of such stock (collectively 'PFIC income'), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in each Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a 'qualified electing fund' ('QEF'), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to 'mark-to-market' their stock in certain PFICs. 'Marking-to-market,' in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character, timing and amount of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures derived by a Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Fund satisfies certain requirements, any increase in value of a position that is part of a 'designated hedge' will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                               OTHER INFORMATION

     Growth and Income Fund's name was changed from 'PaineWebber Dividend Growth Fund' to its current name effective April 3, 1995. Effective July 26, 1996, the name of Small Cap Fund was changed from 'PaineWebber Small Cap Value Fund' to its current name. On July 26, 1996, Small Cap Fund was combined in a tax-free reorganization with PaineWebber Small Cap Growth Fund, a series of PaineWebber Investment Trust III. As a result of the reorganization, each shareholder of PaineWebber Small Cap Growth Fund became a shareholder of Small Cap Fund. Prior to November 10, 1995, each Fund's Class C shares were known as 'Class D' shares.

     Each Trust is an entity of the type commonly known as a 'Massachusetts business trust.' Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the applicable Trust or Fund. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the Trusts or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or Fund, the trustees or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from a Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of that Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the Transfer Agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Growth Fund and Growth and Income Fund. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for Small Cap Fund.


                              FINANCIAL STATEMENTS

     Each Fund's Annual Report to Shareholders for the last fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's apply numerical modifiers, 1, 2 and 3 in each generic rating classification from 'Aa' through 'B' in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the higher rated issues only in small degree; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY ANY FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ------------------
                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
Statement of Additional Information............     1
Investment Policies and Restrictions...........     1
Hedging Strategies.............................     7
Trustees and Officers; Principal Holders of
  Securities...................................    13
Investment Advisory and Distribution
  Arrangements.................................    20
Portfolio Transactions.........................    25
Reduced Sales Charges, Additional Exchange and
  Redemption Information and Other Services....    27
Conversion of Class B Shares...................    30
Valuation of Shares............................    31
Performance Information........................    31
Taxes..........................................    35
Other Information..............................    36
Financial Statements...........................    37
Appendix.......................................   A-1

(Copyright)1996 PaineWebber Incorporated


                                                                     PaineWebber
                                                          Growth and Income Fund

                                                                     PaineWebber
                                                                     Growth Fund

                                                                     PaineWebber
                                                                  Small Cap Fund

--------------------------------------------------------------------------------
                                             Statement of Additional Information
                                                                December 1, 1996



--------------------------------------------------------------------------------


                                                                     PAINEWEBBER

                       PaineWebber Growth and Income Fund
                            PaineWebber Growth Fund
                           PaineWebber Small Cap Fund
                                 Class Y Shares

                1285 AVENUE OF THE AMERICAS, NEW YORK, NY 10019
                         PROSPECTUS - DECEMBER 1, 1996

           PaineWebber Stock Funds are designed for investors generally seeking capital appreciation by investing mainly in equity securities. PaineWebber Growth and Income Fund seeks to provide both current income and capital growth by investing primarily in dividend-paying equity securities believed to have potential for rapid earnings growth. PaineWebber Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies believed to have substantial potential for capital growth. PaineWebber Small Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of small capitalization companies.

           This Prospectus concisely sets forth information that an investor should know about the Funds before investing.
           Please read it carefully and retain a copy of this Prospectus for future reference.

           The Class Y shares described in this Prospectus are offered for sale only to limited groups of investors, which include, for Growth and Income Fund and Growth Fund, the trustee of the PaineWebber Savings Investment Plan
           ('PW SIP'). See 'How to Buy Shares.'

           A Statement of Additional Information dated December 1, 1996 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your PaineWebber investment executive, PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568. Participants in the PW SIP may make further inquiries by contacting the PaineWebber Incorporated Benefits Department, 10th Floor, 1000 Harbor Boulevard, Weehawken, New Jersey 07087 or by calling 1-201-902-4444.

           NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY

           JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
           MADE.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
                 PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                     PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------
                               Prospectus Page 1

                         ------------------------------

PaineWebber        Growth And Income Fund       Growth Fund       Small Cap Fund

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                           PAGE
                                           ----

The Funds at a Glance...................     3

Expense Table...........................     5

Financial Highlights....................     7

Investment Objective & Policies.........     9

Investment Philosophy & Process.........     9

Performance.............................    11

The Funds' Investments..................    12

How to Buy Shares.......................    15

How to Sell Shares......................    16

Management..............................    17

Determining the Shares' Net Asset
  Value.................................    19

Dividends & Taxes.......................    19

General Information.....................    20

                              --------------------
                               Prospectus Page 2

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund there is no assurance that the Funds will achieve their goals.

GROWTH AND INCOME FUND

GOAL: To increase the value of your investment by investing primarily in dividend-paying equity securities believed to have potential for rapid earnings growth.

INVESTMENT OBJECTIVE: Current income and capital growth.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involve more risk than investing in the securities of U.S. companies. The Fund may also invest up to 10% of its assets in high yield, high risk convertible bonds, which are considered predominantly speculative and may involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On October 31, 1996, the Fund had over $667.1 million in net assets.

GROWTH FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of companies believed to have substantial potential for capital growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involve more risk than investing in the securities of U.S. companies. The Fund may also invest up to 10% of its total assets in high yield, high risk bonds and convertible securities, which are considered predominantly speculative and involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On October 31, 1996, the Fund had over $410.2 million in net assets.

SMALL CAP FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of small capitalization ('small cap') companies.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which involve more risk than investing in the securities of U.S. companies. Small cap companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In addition, equity securities of small cap companies may be less liquid and more volatile than those of larger companies. The Fund may also invest up to 10% of its total assets in high yield, high risk convertible bonds, which are predominantly speculative and may involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.

SIZE: On October 31, 1996, the Fund had over $87.6 million in net assets.

                              --------------------
                               Prospectus Page 3

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                             THE FUNDS AT A GLANCE
                                  (Continued)
--------------------------------------------------------------------------------

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), an asset management subsidiary of PaineWebber Incorporated ('PaineWebber'), is the investment adviser and administrator of Growth and Income Fund, Growth Fund and Small Cap Fund (each a 'Fund' and, collectively, the 'Funds').

WHO SHOULD INVEST

GROWTH AND INCOME FUND is designed for investors seeking current income and capital growth through investment in growth-oriented, dividend-paying equity securities of U.S. companies and foreign companies that are traded in the United

States. Growth and Income Fund invests primarily in equity securities of larger growth companies and smaller issuers believed to have potential for rapid earnings growth that pay dividends. In addition, Growth and Income Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns but also entail a substantial degree of volatility and risk. Accordingly, Growth and Income Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

GROWTH FUND is designed for investors who want long-term capital appreciation through investment primarily in growth-oriented equity securities of U.S. companies and foreign companies that are traded in the United States. Growth Fund invests primarily in equity securities of both larger growth companies and smaller issuers believed to have greater appreciation potential. In addition, Growth Fund can invest in high yield, high risk bonds and convertible securities. These investments offer the potential for greater returns but also entail a substantial degree of volatility and risk. Accordingly, Growth Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

SMALL CAP FUND invests primarily in equity securities of small cap U.S. companies and foreign companies that are traded in the United States, and is designed for investors who are seeking long-term capital appreciation. Several statistical studies have been published indicating that the historical long-term returns of small cap equity securities have been higher than those of large cap equity securities. Equity securities of small cap companies generally exhibit greater market volatility than is the case with equity securities of larger companies, or equity securities in general. In addition, Small Cap Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Small Cap Fund is designed for investors who are able to bear the risks and fluctuations associated with investment in smaller companies.

HOW TO PURCHASE CLASS Y SHARES OF THE FUNDS

Eligible investors may purchase Class Y shares of the Funds as follows:

The price is the net asset value next calculated after PaineWebber's New York City headquarters or PFPC, Inc., the Funds' transfer agent ('Transfer Agent') receives the purchase order.

Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a redemption fee or contingent deferred sales charge when they sell Class Y shares.

                              --------------------
                               Prospectus Page 4

                         ------------------------------


PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                 EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in Class Y shares of the Funds. Expenses shown below represent those incurred for the most recent fiscal year.

SHAREHOLDER TRANSACTION EXPENSES                               CLASS Y
                                                               -------
Maximum Sales Charge on Purchases of Shares.................     None
Sales Charge on Reinvested Dividends........................     None
Maximum Contingent Deferred Sales Charge....................     None
Exchange Fee................................................     None
ANNUAL FUND OPERATING EXPENSES(1) (as a % of average net
  assets)
GROWTH AND INCOME FUND
Management Fees.............................................     0.70%
12b-1 Fees..................................................     0.00
Other Expenses(2)...........................................     0.18
                                                               -------
Total Operating Expenses(2).................................     0.88%
                                                               -------
                                                               -------
GROWTH FUND
Management Fees.............................................     0.75%
12b-1 Fees..................................................     0.00
Other Expenses..............................................     0.27
                                                               -------
Total Operating Expenses....................................     1.02%
                                                               -------
                                                               -------
SMALL CAP FUND
Management Fees.............................................     1.00%
12b-1 Fees..................................................     0.00
Other Expenses (estimated)(3)...............................     0.72
                                                               -------
Total Operating Expenses....................................     1.72%
                                                               -------
                                                               -------

------------------
(1) Class Y shares may be purchased by participants in the INSIGHT Investment Advisory Program ('INSIGHT') sponsored by PaineWebber, when purchased through that program. Participation in INSIGHT is subject to payment of an advisory fee at the maximum annual rate of 1.50% of assets held through INSIGHT (generally charged quarterly in advance), which may be charged to the INSIGHT participant's PaineWebber account. This account charge is not included in the table because non-INSIGHT participants are permitted to purchase Class Y shares of the Funds.

(2) Does not include 0.04% in non-recurring reorganization expenses which were incurred during the fiscal year ended August 31, 1996. If those expenses were included, 'Other Expenses' for Class Y shares would have been 0.22% and 'Total Operating Expenses' would have been 0.92%.

(3) Because Class Y shares were outstanding for only six days in the fiscal year ended July 31, 1996, 'Other Expenses' have been estimated.

                              --------------------
                               Prospectus Page 5

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

EXAMPLE OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ('SEC') applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming (1) a 5% annual return, (2) reinvestment of all dividends and other distributions and (3) percentage amounts listed under 'Annual Fund Operating Expenses' remain the same for years shown:

                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     -------   --------   --------   --------
Growth and Income Fund.............    $ 9       $ 28       $ 49       $108
Growth Fund........................    $10       $ 32       $ 56       $125
Small Cap Fund.....................    $17       $ 54       $ 93       $203

                              --------------------
                               Prospectus Page 6

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table provides investors with data and ratios for one Class Y share of Growth and Income Fund and Growth Fund for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in each Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996 and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below, have been audited by Ernst & Young LLP. Further information about each Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                                         CLASS Y
                      --------------------------------------------------------------------------------------------------------------
                                      GROWTH AND INCOME FUND
                      ------------------------------------------------------                       GROWTH FUND++
                                                                   FOR THE     -----------------------------------------------------
                                                                    PERIOD
                                 FOR THE YEARS ENDED               FEBRUARY                     FOR THE YEARS ENDED
                                      AUGUST 31,                  12, 1992+                         AUGUST 31,
                      ------------------------------------------  TO AUGUST    -----------------------------------------------------
                       1996         1995       1994       1993     31, 1992     1996       1995         1994       1993      1992
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Net asset value,
  beginning of
  period............  $ 22.54      $ 20.42    $ 20.86    $ 20.48   $  20.95    $ 22.53    $ 20.22      $ 20.71    $ 16.83  $ 17.50
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Net investment
  income (loss).....     0.30         0.30       0.33       0.33       0.16      (0.02)      0.24         0.03       0.08     0.05
Net realized and
  unrealized gains
  (losses) from
  investment
  transactions......     3.45         3.18      (0.40)      0.37      (0.49)      4.07       2.10         0.55       4.42    (0.11)
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Total increase
  (decrease) from
  investment
  operations........     3.75         3.48      (0.07)      0.70      (0.33)      4.05       2.34         0.58       4.50    (0.06)
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Dividends from net
  investment
  income............    (0.43)       (0.15)     (0.34)     (0.32)     (0.14)        --         --           --         --    (0.01)
Distributions from
  net realized gains
  on investment
  transactions......    (1.51)       (1.21)     (0.03)        --         --      (1.84)     (0.03)       (1.07)     (0.62)   (0.60)
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Total dividends and

  distributions.....    (1.94)       (1.36)     (0.37)     (0.32)     (0.14)     (1.84)     (0.03)       (1.07)     (0.62)   (0.61)
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Net asset value, end
  of period.........  $ 24.35      $ 22.54    $ 20.42    $ 20.86   $  20.48    $ 24.74    $ 22.53      $ 20.22    $ 20.71  $ 16.83
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Total investment
  return(1).........    17.77%       18.66%     (0.31)%     3.44%     (1.15)%    18.72%     11.58%        2.67%     27.26%   (0.52)%
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
                      -------      -------    -------    -------  ----------   -------    -------      -------    -------  --------
Ratios/Supplemental
  data:
Net assets, end of
  period
  (000's)...........  $22,942      $14,680    $14,690    $17,005   $ 10,560    $21,409    $20,948      $30,521    $20,706  $11,581
Expenses to average
  net assets........     0.92%(4)     0.89%      0.90%      0.86%      0.93%*     1.02%      0.97%(2)     0.94%      0.95%    1.12%
Net investment
  income to average
  net assets........     1.26%(4)     1.39%      1.60%      1.62%      1.56%*    (0.23)%     0.53%(2)     0.40%      0.60%    0.38%
Portfolio turnover
  rate..............      112%         111%        94%        37%        16%        60%        36%          24%        36%      32%
Average commission
  rate paid per
  share on common
  stock
  investments(3)....   0.0598           --         --         --         --    $0.0598         --           --         --         --

------------------
 * Annualized.
 + Commencement of offering of shares.
++ A per share breakdown for Class Y shares has been omitted for the period
   August 26, 1991 (commencement of offering of shares) to August 31, 1991 due to immaterial amounts.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.05%.
(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.
(4) These ratios include non-recurring reorganization expenses of 0.04%.

                              --------------------
                               Prospectus Page 7

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

SMALL CAP FUND

     The following table provides investors with data and ratios for one Class Y share for the period shown. This information is supplemented by the financial statements, accompanying notes and the report of Price Waterhouse LLP, independent accountants, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1996 and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information appearing below, have been audited by Price Waterhouse LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                         CLASS Y
                                                     ---------------
                                                     FOR THE PERIOD
                                                     JULY 26, 1996+
                                                           TO
                                                      JULY 31, 1996
                                                     ---------------
Net asset value, beginning of period..............       $ 10.23
                                                         -------
Net investment income.............................          0.00@
Net realized and unrealized gains (losses) from
  investment transactions.........................         (0.02)@
                                                         -------
Net increase (decrease) from investment
  operations......................................         (0.02)
                                                         -------
Dividends from net investment income..............            --
Distributions from net realized gains.............            --
                                                         -------
Total dividends and distributions.................          0.00
                                                         -------
Net asset value, end of period....................       $ 10.21
                                                         -------
                                                         -------
Total investment return (1).......................         (0.20)%
                                                         -------
                                                         -------
Ratios/Supplemental Data:
Net assets, end of period (000's).................       $ 2,801
Expenses to average net assets....................          1.72%*
Net investment income to average net assets.......          0.07%*
Portfolio turnover(2).............................            84%

------------------
  * Annualized

  + Commencement of offering of shares.
  @ Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) For the Fund's fiscal year ended July 31, 1996.

                              --------------------
                               Prospectus Page 8

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                        INVESTMENT OBJECTIVE & POLICIES
--------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' boards of trustees.

GROWTH AND INCOME FUND

The investment objective of Growth and Income Fund is current income and capital growth. The Fund seeks to achieve this objective by investing primarily in dividend-paying equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. Normally, the Fund invests at least 65% of its total assets in such equity securities. The Fund may invest up to 35% of its total assets in equity securities not meeting these selection criteria, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ('OTC') market.

GROWTH FUND

The investment objective of Growth Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities issued by companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities. The Fund may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds (including up to 10% in bonds and convertible securities rated below investment grade). Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

SMALL CAP FUND


The investment objective of Small Cap Fund is long-term capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities of small cap companies, which are defined as companies having market capitalizations of up to $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% of total assets in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities of foreign issuers traded on recognized U.S. exchanges or in the U.S. OTC market.

                                   *  *  *  *

As with any mutual fund, there can be no assurance that any of these Funds will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.

--------------------------------------------------------------------------------
                        INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

In seeking to balance capital growth with current income, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and the Mitchell Hutchins Factor Valuation Model. In order to fulfill the income component, the Fund invests at least 65% of its total assets in dividend-paying stocks.

The Model screens a universe of small- to large-capitalization companies in ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

                              --------------------
                               Prospectus Page 9

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

The equity securities ranking in the top 20% of the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank higher based on value and momentum. The Team applies traditional analysis and may speak to the management of these companies, as well as those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

GROWTH FUND

In selecting equity securities with the potential for above-average growth in earnings, cash flow and/or book value that are selling at a reasonable value relative to that growth, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and combines a 'bottom-up,' stock-by-stock approach with the Mitchell Hutchins Factor Valuation Model. The Fund can invest in companies of large market capitalizations, medium-sized companies and smaller companies that are aggressively expanding their businesses. This flexibility allows the Fund to invest more of its assets in companies that have greater earnings growth potential regardless of their market capitalizations. When investing in small cap companies the Team places more emphasis on the trading volume of the company's stock.

The Model, which the Team generally utilizes as part of the stock selection process, screens a universe of small- to large-capitalization companies in ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures.

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price, to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

The equity securities ranking in the top 20% of the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank higher based on earnings growth and apply traditional analysis. The Team may speak to the management of these companies, as well as those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

SMALL CAP FUND

In selecting small cap equity securities with the potential for capital appreciation, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Factor Valuation Model and the Mitchell Hutchins Equity Research Team. The Model screens a universe of small to large capitalization companies in ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:


o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

Through this screening process, the Factor Valuation Model identifies the equity securities of small cap companies ranking in the top 20% of the universe. Then the Team applies traditional analysis to the equity securities of these small cap companies. The Team may speak to the management of these companies, as well as to those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

                              --------------------
                               Prospectus Page 10

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

These charts show the total returns for Growth and Income Fund and Growth Fund for each calendar year since Class Y shares were first offered. No information is presented for Class Y shares of Small Cap Fund because shares were outstanding only for the period from July 26, 1996 through July 31, 1996. Past results are not a guarantee of future results.

GROWTH AND INCOME FUND

The inception date of Class Y shares was February 12, 1992; thus the 1992 return represents the period from February 12, 1992 through December 31, 1992.

                                     [CHART]

            2/12/92 - 12/31/92                      5.15%
            1993                                   -2.31%
            1994                                   -5.57%
            1995                                   33.63%



AVERAGE ANNUAL RETURNS

  As of August 31, 1996

                                                     CLASS Y
                                                     -------
INCEPTION DATE....................................   2/12/92
ONE YEAR..........................................    17.77%
LIFE..............................................     7.98%

GROWTH FUND

The inception date of Class Y shares was August 26, 1991, thus the 1991 return represents the period from August 26, 1991 through December 31, 1991.

                                     [CHART]

               8/26/91 - 12/31/91                     12.21
               1992                                    4.42
               1993                                   19.47
               1994                                  -10.64
               1995                                   33.40

                              --------------------
                               Prospectus Page 11

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

AVERAGE ANNUAL RETURNS

  As of August 31, 1996

                                                     CLASS Y
                                                     --------
INCEPTION DATE....................................    8/26/91
ONE YEAR..........................................      18.72%
FIVE YEAR.........................................      11.46%
LIFE..............................................      11.95%

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Funds' performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

--------------------------------------------------------------------------------

                             THE FUNDS' INVESTMENTS

--------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential compared to other types of investments. However, their prices generally fluctuate more than other securities, reflecting changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

RISKS

Each Fund primarily invests its assets in equity securities. Following is a discussion of these risks and other risks that are common to each Fund:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. Common stocks generally represent the riskiest investment in a company. It is possible that a Fund may experience a substantial or complete loss on an individual equity investment.

FOREIGN SECURITIES. Each Fund may invest a portion of its assets in U.S. dollar-denominated securities of foreign companies that are traded on recognized U.S. exchanges or in the U.S. OTC market. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

                              --------------------
                               Prospectus Page 12

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

BOND RATINGS. Investment grade bonds are those rated within the four highest categories by Standard & Poor's ('S&P'), a division of The McGraw Hill Companies, Inc., or Moody's Investors Service, Inc. ('Moody's'). Moody's fourth highest category (Baa) includes securities which, in its opinion, have speculative features. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated debt instruments. The Funds may also invest in securities that are comparably rated by another ratings agency and in unrated securities if they are deemed to be of comparable quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of a bond's value or its liquidity. There is a risk that bonds will be downgraded by rating agencies. The ratings agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

INTEREST RATE AND CREDIT RISKS. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of a Fund's bond investments. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

NON-INVESTMENT GRADE (LOWER-RATED) BOND RATINGS. Bonds rated below investment grade are deemed by the ratings agencies to be predominantly speculative regarding the issuer's ability to pay principal and interest and may involve major risk exposure during adverse economic conditions. They are also known as 'junk bonds.' During an economic downturn or period of rising interest rates, issuers of those securities may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. Lower-rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for lower-rated bonds is thinner and less active, which may limit the Funds' ability to sell such bonds at a fair value in response to changes in the economy or financial markets.

Growth and Income Fund can invest up to 10% of total assets in convertible securities rated as low as B by S&P or Moody's or comparably rated by another ratings agency.

Growth Fund can invest up to 10% of total assets in bonds and convertible securities rated as low as B+ by S&P, B1 by Moody's or comparably rated by another ratings agency.

Small Cap Fund can invest up to 10% of total assets in convertible securities rated as low as B by S&P or Moody's or comparably rated by another ratings agency.

DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as 'derivatives,' because their value depends on (or 'derives' from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts and similar instruments that may be used in hedging strategies. There is only limited consensus as to what constitutes a 'derivative' security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the respective boards of trustees, monitors and evaluates the creditworthiness of the parties with which each Fund does business.

In addition to these general risks, Small Cap Fund is also subject to the following risk consideration:

SMALL CAP COMPANIES. Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT TECHNIQUES AND
STRATEGIES

HEDGING STRATEGIES. Each Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These 'hedging' strategies involve derivative contracts, including options (on securities,


                              --------------------
                               Prospectus Page 13

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

futures contracts and stock indexes) and futures contracts (on stock indexes and interest rates). In addition, new financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. The Statement of Additional Information for the Funds contains further information on these strategies.

The Funds might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, a Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Funds;

o the possibility of imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the securities being hedged;

o possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain 'cover' or to segregate securities; and

o the possibility that the Fund is unable to close out or liquidate its hedged position.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of that Fund's total assets taken at market value. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.

PORTFOLIO TURNOVER. Each Fund's portfolio turn-over rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. A higher turn- over rate (100% or more) for a Fund will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for capital gains. During the past two fiscal years, Growth and Income Fund has experienced relatively higher portfolio turnover rates primarily due to restructuring of the Fund's portfolio by the new management team.

DEFENSIVE POSITIONS. When Mitchell Hutchins believes that unusual market or economic circumstances warrant a defensive posture, a Fund may temporarily commit all or any portion of its assets to cash or investment grade money market instruments, including repurchase agreements. In a typical repurchase agreement, the Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase.

ILLIQUID SECURITIES. Growth and Income Fund and Growth Fund each may invest up to 10% of its net assets, and Small Cap Fund up to 15% of its net assets, in illiquid securities. These include certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards of trustees.

OTHER INFORMATION. Each Fund may also purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may borrow money for temporary or emergency purposes, but not in excess of 10% of its total assets, including reverse repurchase agreements involving up to 5% (10% for Small Cap Fund) of its net assets. Each Fund may sell securities short 'against the box' to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security. For liquidity purposes such as clearance of portfolio transactions, the payment of dividends and expenses and payments to selling shareholders, or pending investment, each Fund may commit up to 35% of its total assets to cash or investment grade money market instruments, including repurchase agreements.

                              --------------------
                               Prospectus Page 14

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Class Y shares are sold to eligible investors at the net asset value next determined after the purchase order is received at PaineWebber's New York City offices or, with respect to Growth and Income Fund and Growth Fund, for purchases by the trustee of the PW SIP, by the Transfer Agent. No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to rule 12b-1 distribution or service fees. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of the Class Y shares for a period of time. Mitchell Hutchins, the distributor for each Fund's Class Y shares, has appointed PaineWebber to serve as the exclusive dealer for each Fund's Class Y shares.

The following investors are eligible to buy Class Y shares:

o a participant in INSIGHT when Class Y shares are purchased through that program;

o an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing(Service Mark) System;


o an employee benefit plan qualified under section 401 (including a salary reduction plan qualified under section 401(k)) or 403(b) of the Internal Revenue Code that has either

    5,000 or more eligible employees or

    $50 million or more in assets; and

o an investment company advised by PaineWebber or an affiliate of PaineWebber.

INSIGHT

An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing System and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares.

INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please contact your PaineWebber investment executive or PaineWebber correspondent firm for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT program information.

PURCHASES BY THE TRUSTEE OF THE
PW SIP

The Class Y shares of Growth and Income Fund and Growth Fund also are offered for sale to the trustee of the PW SIP, a defined contribution plan sponsored by Paine Webber Group Inc. ('PW Group'). The trustee of the PW SIP purchases and redeems these Class Y shares to implement the investment choices of individual plan participants with respect to their PW SIP contributions. Individual plan participants should consult the Plan Information Statement and Summary Plan Description of the PW SIP (collectively the 'Plan Documents') for a description of the procedures and limitations applicable to making and changing investment choices.

                              --------------------
                               Prospectus Page 15

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

Copies of the Plan Documents are available from the PaineWebber Incorporated Benefits Department, 1000 Harbor Boulevard, 10th Floor, Weehawken, NJ 07087 (telephone 1-201-902-4444).

As described in the Plan Documents, the average net asset value per share at which Class Y shares of Growth and Income Fund and Growth Fund are purchased or redeemed by the trustee of the PW SIP for the accounts of individual participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the PW SIP.

ACQUISITION OF CLASS Y SHARES BY OTHERS

Each Fund is authorized to offer Class Y shares to other employee benefit and retirement plans of PW Group and its affiliates and certain other investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants and the PW SIP are the only purchasers in these two categories.

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price as next calculated after the order is received and accepted. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through the Transfer Agent, may sell shares by writing a 'letter of instruction.' The letter of instruction must include:

o the investor's name and address;

o the Fund's name;

o the Fund account number;

o the dollar amount or number of shares to be sold; and

o a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter of instruction must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Because each Fund incurs fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account having a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

SALES BY PARTICIPANTS IN PW SIP

The trustee of the PW SIP sells Class Y shares of Growth and Income Fund and Growth Fund to implement the investment choices of individual plan participants with respect to their PW SIP contributions, as described in the Plan Documents referenced under 'How to Buy Shares' above. The price at which Class Y shares are sold by the trustee of the PW SIP might be more or less than the price per share at the time the participants made their investment choices.

                              --------------------
                               Prospectus Page 16

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                   MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees).

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber, which is wholly owned by PW Group, a publicly owned financial services holding company. On September 30, 1996, Mitchell Hutchins was adviser or sub-adviser of 29 investment companies with 64 separate portfolios and aggregate assets of approximately $30.6 billion.

Each board of trustees has determined that brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by such board of trustees.

ABOUT THE INVESTMENT ADVISER

As investment adviser for Growth and Income Fund, Growth Fund and Small Cap Fund, Mitchell Hutchins makes and implements all investment decisions and supervises all aspects of each Fund's operations.

Mark A. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Upon his arrival at Mitchell Hutchins, Mr. Tincher formed the

Mitchell Hutchins Equity Research Team. Each analyst on the Team focuses on different industries. As a result, the Team provides PaineWebber Stock Funds with more specialized knowledge of the various industries in which the Funds generally invest. The Equity Research Team is also assisted by members of Mitchell Hutchins' fixed income groups, who provide input on market outlook, interest rate forecasts and other considerations pertaining to domestic equity and fixed income investments.

GROWTH AND INCOME FUND

Mr. Tincher has been responsible for the day-to-day management of Growth and Income Fund since April 1995. From March 1988 to March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).

Mr. Tincher was the sole portfolio manager of Vista Growth and Income Fund ('Vista Fund'), with full discretionary authority over the selection of investments, from July 31, 1991 through March 16, 1995. Vista Fund's investment objectives of long-term capital appreciation and dividend income are substantially similar to Growth and Income Fund's investment objective of current income and capital growth. Mr. Tincher used and relied upon the same valuation model and analytical methods when managing the Vista Fund as he now uses for Growth and Income Fund.

The cumulative total return for Vista Fund for the period it was managed by Mr. Tincher was 46.18%; 39.24% after deducting that Fund's maximum sales charge of 4.75%. As of March 31, 1995, the Vista Fund had $1.6 billion in net assets. The chart below shows calendar year total returns for Vista Fund; the 1991 return represents the period from July 31, 1991 when Mr. Tincher took over day-to-day management of the Vista Fund through December 31, 1991. Sales charges have not been deducted from total returns. Returns would be lower if sales charges were deducted.

                         Mr. Tincher's Term as Manager
                        of Vista Growth and Income Fund

                                    [CHART]

            7/31/91 - 12/31/91                      9.69%
            1992                                   15.11%
            1993                                   12.99%
            1994                                   -3.41%


Average annual returns both before and after deducting the maximum sales charges are shown in the table below. Average annual returns are for the one- and three-year periods ended December 31, 1994 and the entire period during which Mr. Tincher managed the Vista Fund (July 31, 1991 through March 16, 1995) and are compared with the performance of the Standard & Poor's 500 Composite Stock Price Index for each such period.

                              --------------------

                               Prospectus Page 17

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                                       VISTA      S&P 500
                                      FUND(1)     INDEX(2)
                                     ----------   -------
Mr. Tincher's Term as Manager
  7/31/91 through 3/16/95
Before deducting maximum sales
  charges...........................    11.04%     10.17%
After deducting maximum sales
  charges...........................     9.56%     10.17%

Three Years
Before deducting maximum sales
  charges...........................     7.90%      6.26%
After deducting maximum sales
  charges...........................     6.16%      6.26%

One Year
Before deducting maximum sales
  charges...........................    -3.41%      1.31%
After deducting maximum sales
  charges...........................    -8.00%      1.31%

------------------
1. Average annual returns are for Class A shares and reflect the deduction of the maximum sales charge of 4.75%, changes in share prices, reinvestment of dividends and distributions and are net of fund ex-penses. For the fiscal years ended October 31, 1991 and October 31, 1992, expenses in the amount of 0.51% and 0.03%, respectively, were waived or reimbursed.

2. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends. No sales charges are applicable.

------------------

Historical performance is not indicative of future performance. Vista Fund is a separate fund and its historical performance is not indicative of the past or future performance of Growth and Income Fund. S&P 500 Index and Vista Fund performance information calculated by Lipper Analytical Services Inc.; used with permission.


GROWTH FUND

Ellen R. Harris has been primarily responsible for the day-to-day portfolio management of Growth Fund since its inception. Ms. Harris is a managing director of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1983 as a portfolio manager, Ms. Harris served as a vice president and portfolio manager at American General Capital Management (now American Capital Management).

SMALL CAP FUND

Donald R. Jones has been primarily responsible for day-to-day portfolio management of Small Cap Fund since April 1996. Mr. Jones has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, Mr. Jones was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

                                   *  *  *  *

Mitchell Hutchins personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for persons investing and restricts certain transactions.

MANAGEMENT FEES & OTHER EXPENSES

The Funds pay Mitchell Hutchins a monthly fee for its services. For the most recently ended fiscal year, the Funds paid advisory fees at the annual rate (as a percentage of average daily net assets) of 0.70% for Growth and Income Fund, 0.75% for Growth Fund and 1.00% for Small Cap Fund.

Each Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent.

                              --------------------
                               Prospectus Page 18

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                            DETERMINING THE SHARES'
                                NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. A 'Business Day' is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.


Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board of trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless a Fund's board of trustees determines that this does not represent fair value. It should be recognized that judgment plays a greater role in valuing lower rated corporate bonds because there is less reliable, objective data available.

--------------------------------------------------------------------------------

                               DIVIDENDS & TAXES

--------------------------------------------------------------------------------

DIVIDENDS

Growth Fund and Small Cap Fund each pays an annual dividend, and Growth and Income Fund pays a semi-annual dividend, from net investment income and net short-term capital gain, if any. Each Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Each Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on Class Y shares of a Fund are calculated at the same time and in the same manner as dividends and other distributions of other classes of the Fund's shares.

Each Fund's dividends and other distributions are paid in additional Class Y shares, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their investment executives at PaineWebber or one of its correspondent firms. For PW SIP participants, Growth and Income Fund and Growth Fund's Class Y dividends and other distributions are paid in additional Class Y shares at net asset value unless the Transfer Agent is instructed otherwise.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on that part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders.

Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as a long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.


                              --------------------
                               Prospectus Page 19

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

Qualified profit-sharing plans such as the PW SIP generally pay no federal income tax. Individual participants in the PW SIP should consult the plan documents and their own tax advisers for information on the tax consequences of participating in the PW SIP.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Fund notifies its shareholders of the dividends and capital gain distributions paid (or deemed paid) by the Fund that year and any portion of those dividends that qualifies for special tax treatment.

BACKUP WITHHOLDING

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OF FUND SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than the adjusted basis for the shares. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

                                   *  *  *  *

Because the foregoing only summarizes some of the important tax considerations affecting the Funds and their shareholders, prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

GROWTH AND INCOME FUND

Growth and Income Fund is a diversified series of PaineWebber America Fund, an open-end management investment company that was formed on October 31, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

GROWTH FUND

Growth Fund is a diversified series of PaineWebber Olympus Fund, an open-end management investment company that was formed on October 31, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SMALL CAP FUND

Small Cap Fund is a diversified series of PaineWebber Securities Trust ('Securities Trust'), an open-end management investment company that was formed on December 3, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. In addition to Small Cap Fund, shares of one other series have been authorized.

SHARES

The shares of each Fund are divided into four classes, designated Class A shares, Class B shares, Class C shares and Class Y shares. A share of each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on the other classes are likely to be lower than for the Class Y shares.

More information concerning Class A, Class B and Class C shares of the Funds may be obtained from a PaineWebber investment executive or correspondent firm or by calling 1-800-647-1568.

                              --------------------
                               Prospectus Page 20

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

Although each Fund is offering only its own shares, it is possible that a Fund might become liable for misstatements in the Prospectus about another Fund. The board of trustees of each Fund has considered this factor in approving the use of a single, combined prospectus.


VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a Fund (or Securities Trust, which has more than one series) may elect all of the trustees of that Fund or Securities Trust. The shares of the different classes of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class. The shares of each series of Securities Trust will be voted separately, except when an aggregate vote of all the series is required by law.

SHAREHOLDER MEETINGS

The Funds do not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of a Fund or Securities Trust (as applicable) may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of 10% of the outstanding shares of a Fund or Securities Trust, as applicable.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semi-annual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as each Fund's custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                              --------------------
                               Prospectus Page 21

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 22

                         ------------------------------

PaineWebber        Growth and Income Fund       Growth Fund       Small Cap Fund


                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 23

                       PaineWebber Growth and Income Fund
                            PaineWebber Growth Fund
                           PaineWebber Small Cap Fund
                                 Class Y Shares

                          PROSPECTUS--DECEMBER 1, 1996

/ / PAINEWEBBER BOND FUNDS                          / / PAINEWEBBER STOCK FUNDS

    High Income Fund                                    Capital Appreciation Fund
    Investment Grade Income Fund                        Financial Services Growth Fund
    Low Duration U.S. Government                        Growth Fund
     Income Fund                                        Growth and Income Fund
    Strategic Income Fund                               Small Cap Fund
    U.S. Government Income Fund                         Utility Income Fund

/ / PAINEWEBBER TAX-FREE BOND FUNDS                 / / PAINEWEBBER GLOBAL FUNDS

    California Tax-Free Income Fund                     Emerging Markets Equity Fund
    Municipal High Income Fund                          Global Equity Fund
    National Tax-Free Income Fund                       Global Income Fund
    New York Tax-Free Income Fund

/ / PAINEWEBBER ASSET                               / / PAINEWEBBER MONEY MARKET FUND
    ALLOCATION FUNDS

    Balanced Fund
    Tactical Allocation Fund

        A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

(Copyright) 1996 PaineWebber Incorporated

                                ---------------

                       PAINEWEBBER GROWTH AND INCOME FUND
                            PAINEWEBBER GROWTH FUND
                           PAINEWEBBER SMALL CAP FUND
                                 CLASS Y SHARES

                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

     The three funds named above (each a 'Fund' and, collectively, 'Funds') are diversified series of professionally managed, open-end management investment companies organized as Massachusetts business trusts (each a 'Trust' and, collectively, 'Trusts'). PaineWebber Growth and Income Fund ('Growth and Income Fund'), a series of PaineWebber America Fund ('America Fund'), seeks to provide current income and capital growth; it invests primarily in dividend-paying equity securities believed to have the potential for rapid earnings growth. PaineWebber Growth Fund ('Growth Fund'), a series of PaineWebber Olympus Fund ('Olympus Fund'), seeks long-term capital appreciation; it invests primarily in equity securities of companies believed to have substantial potential for capital growth. PaineWebber Small Cap Fund ('Small Cap Fund'), a series of PaineWebber Securities Trust ('Securities Trust'), seeks long-term capital appreciation; it invests primarily in equity securities of small cap companies.

     The investment adviser, administrator and distributor for each Fund is Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber'). As distributor for the Funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. The Class Y shares of Growth and Income Fund and Growth Fund also are offered for sale to the trustee of the PaineWebber Savings Investment Plan ('PW SIP') acting on behalf of that Plan.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus for Class Y Shares, dated December 1, 1996. This Statement of Additional Information is dated December 1, 1996. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. Participants in the PW SIP may obtain a copy of the Prospectus by contacting the PaineWebber Incorporated Benefits Department, 1000 Harbor Boulevard, 10th Floor, Weehawken, New Jersey 07087 or by calling 1-201-902-4444.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations. Except as otherwise indicated in the Prospectus or Statement of Additional Information, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

     YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ('S&P'), and other nationally recognized statistical rating organizations ('NRSROs') are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

     Ratings of debt securities represent the NRSROs' opinions regarding their quality, are not a guarantee of quality, and may be reduced after a Fund has acquired the security. Mitchell Hutchins will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. In the event that, due to a downgrade of one or more debt securities, an amount in excess of the permitted percentage of a Fund's net assets is held in securities rated below investment grade and comparable unrated securities, the Fund will engage in an orderly disposition of such securities to the extent necessary to ensure that its holdings of such securities do not exceed that percentage.

     Debt securities rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality are below investment grade, deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, and may involve major risk exposure to adverse conditions. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur. The market for lower rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

     RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ('SEC'), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     The Funds may invest in foreign securities by purchasing American Depository Receipts ('ADRs'). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of each Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs are publicly traded on exchanges or over-the-counter ('OTC') in the United States and are issued through 'sponsored' or 'unsponsored' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

     ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets (15% for Small Cap Fund) in illiquid securities. The term 'illiquid securities' for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each Trust's board of trustees (each sometimes referred to as a 'board'). The assets used as cover for OTC options written by the Funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Funds may repurchase any OTC options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ('1933 Act'). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a 'safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at favorable prices.

     Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the boards.

     CONVERTIBLE SECURITIES. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities.

     Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is a function of its 'investment value' (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its 'conversion value' (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value, and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

     Lower rated convertible securities generally offer a higher current yield than that available from higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of principal and interest (or, in the case of convertible preferred stock, dividends) and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     GOVERNMENT SECURITIES. Government securities in which the Funds may invest include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities ('Government Securities'). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the U.S. Treasury; and instruments that are supported solely by the credit of the agency or instrumentality.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Funds if the other party to a repurchase agreement becomes insolvent.

     The Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by each board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under each board's general supervision.

     REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of the Fund's net assets (10% of total assets for Small Cap Fund). Such agreements involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, a Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See 'Investment Policies and Restrictions--Segregated Accounts.'

     LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend portfolio securities up to 33 1/3% of its total assets taken at market value to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains with that Fund's custodian bank acceptable collateral, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loans at any time. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. Each Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

     SHORT SALES 'AGAINST THE BOX.' Each Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales 'against the box') to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When a Fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, that Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. No Fund currently expects to have obligations under short sales at any time during the coming year that exceed 5% of its net assets.

     The Funds might make a short sale 'against the box' in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by a Fund, or when Mitchell Hutchins wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in a Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a 'when-issued' basis or may purchase or sell securities for 'delayed delivery.' In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund generally would not pay for such securities or start earning interest or dividends on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceeds its net assets.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When a Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See 'Investment Policies and Restrictions--Segregated Accounts.' The Funds purchase when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in capital gain or loss to a Fund.

     SEGREGATED ACCOUNTS. When a Fund enters into certain transactions to make future payments to third parties, such as reverse repurchase agreements or the purchase of securities on a when issued or delayed delivery basis, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under 'Hedging Strategies,' segregated accounts may also be required in connection with certain transactions involving options and futures contracts.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the Funds without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the applicable Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the following limitations.

     Each Fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ('1940 Act') and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS.  The following investment restrictions are not fundamental and may be changed by each Trust's board without shareholder approval.

     Each Fund will not:

     (1) invest more than 10% of its net assets (15% of net assets for Small Cap
Fund) in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

     (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (5) invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

     (6) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                               HEDGING STRATEGIES

     HEDGING INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ('Hedging Instruments'), including certain options, futures contracts (sometimes referred to as 'futures') and options on futures contracts, to attempt to hedge each Fund's portfolio. A Fund may enter into transactions involving one or more types of Hedging Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund's use of Hedging Instruments will place at risk a much smaller portion of its assets. In particular, each Fund may use the hedging instruments described below:

     OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

     OPTIONS ON STOCK INDEXES--A stock index assigns relative values to the stocks included in the index and fluctuates with changes in the market values of those stocks. A stock index option operates in the same way as a more traditional stock option, except that exercise of a stock index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index.

     STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as 'short hedges' and 'long hedges.' A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, a Fund takes a position in a Hedging

Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ('CFTC') and various state regulatory authorities. In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See 'Taxes.'

     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. Mitchell Hutchins may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


     SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

     (1) Successful use of most Hedging Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

     The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged. Because the Funds invest primarily in common stocks of issuers meeting the specific criteria described in the Prospectus, there might be a significant lack of correlation between the portfolio and the stock indices underlying any such Hedging Instruments used by a Fund.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, that Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) As described below, a Fund might be required to maintain assets as 'cover,' maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a Fund.

     COVER FOR HEDGING STRATEGIES. The Funds will not use Hedging Instruments for speculative purposes or for purposes of leverage. Transactions using Hedging Instruments, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (1) an offsetting ('covered') position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The Funds may purchase put and call options, and write (sell) covered put or call options, on equity and debt securities and stock indices. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under 'Investment Policies and Restrictions--Illiquid Securities.'

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.

Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

     Generally, the OTC debt options used by the Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     The Funds' ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Funds might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     LIMITATIONS ON THE USE OF OPTIONS. The Funds' use of options is governed by the following guidelines, which can be changed by each board without shareholder vote:

          (1) Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by that Fund, does not exceed 5% of its total assets.

          (2) The aggregate value of underlying securities on which covered calls are written will not exceed 50% of each Fund's total assets.

          (3) The aggregate premiums paid on all options (including options on securities and stock and bond indices and options on futures contracts) purchased by each Fund that are held at any time will not exceed 20% of that Fund's net assets.

     FUTURES. The Funds may purchase and sell stock index futures contracts and interest rate futures contracts. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, 'initial margin' consisting of cash, U.S. government securities, government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent 'variation margin' payments are made to and from the futures broker daily as the value of the futures position varies, a process known as 'marking to market.' Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, 'program trading' and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The Funds' use of futures and related options is governed by the following guidelines, which can be changed by each board without shareholder vote:

          (1) To the extent a Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are 'in-the-money') may not exceed 5% of its net assets.

          (2) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by a Fund that are held at any one time will not exceed 20% of that Fund's net assets.


          (3) The aggregate margin deposits on all futures contracts and options thereon held at any one time by each Fund will not exceed 5% of its total assets.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

     The trustees and executive officers of each Trust (positions are held for all Trusts, except as indicated), their ages, business addresses and principal occupations during the past five years are:

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Margo N. Alexander**; 49                 Trustee and President     Mrs. Alexander is president, chief executive
                                                                     officer and a director of Mitchell Hutch-
                                                                     ins (since January 1995) and an executive
                                                                     vice president and a director of
                                                                     PaineWebber. Mrs. Alexander is president
                                                                     and a director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Richard Q. Armstrong; 61                        Trustee            Mr. Armstrong is chairman and principal
78 West Brother Drive                                                of RQA Enterprises (management consulting
Greenwich, CT 06830                                                  firm) (since April 1991 and principal
                                                                     occupation since March 1995). Mr. Armstrong
                                                                     is also a director of Hi Lo Automotive,
                                                                     Inc. He was chairman of the board, chief
                                                                     executive officer and co-owner of
                                                                     Adirondack Beverages (produ-
                                                                     cer and distributor of soft drinks and
                                                                     sparkling/still waters) (October 1993-March
                                                                     1995). Mr. Armstrong was a partner of the
                                                                     New England Consulting Group (management
                                                                     consulting firm) (December 1992-September
                                                                     1993). He was managing director of LVMH
                                                                     U.S. Corporation (U.S. subsidiary of the
                                                                     French luxury goods conglomerate, Luis
                                                                     Vuitton Moet Hennessey Corporation)
                                                                     (1987-1991) and chairman of its wine and
                                                                     spirits subsidiary, Schieffelin & Somerset
                                                                     Company (1987-1991). Mr. Armstrong is a
                                                                     director or trustee of 28 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment
                                                                     adviser.

E. Garrett Bewkes, Jr.**; 70          Trustee and Chairman of the  Mr. Bewkes is a director of Paine Webber

                                           Board of Trustees         Group Inc. ('PW Group') (holding
                                                                     company of PaineWebber and Mitchell
                                                                     Hutchins). Prior to December 1995,
                                                                     he was a consultant to PW Group. Prior to
                                                                     1988, he was chairman of the
                                                                     board, president and chief executive
                                                                     officer of American Bakeries Company. Mr.
                                                                     Bewkes is also a director of Interstate
                                                                     Bakeries Corporation and NaPro
                                                                     BioTherapeutics, Inc. Mr. Bewkes is a
                                                                     director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     or PaineWebber serves as investment
                                                                     adviser.

Richard R. Burt; 49                             Trustee            Mr. Burt is chairman of International
1101 Connecticut Avenue, N.W.                                        Equity Partners (international investments
Washington, D.C. 20036                                               and consulting firm) (since March 1994) and
                                                                     a partner of McKinsey & Company (management
                                                                     consulting firm) (since 1991). He is also a
                                                                     director of American Publishing Company and
                                                                     Archer-Daniels-Midland Co. (agricultural
                                                                     commodities). He was the chief negotiator
                                                                     in the Strategic Arms Reduction Talks with
                                                                     the former Soviet Union (1989-1991) and the
                                                                     U.S. Ambassador to the Federal Republic of
                                                                     Germany (1985-1989). Mr. Burt is a director
                                                                     or trustee of 28 investment companies for
                                                                     which Mitchell Hutchins or Paine-
                                                                     Webber serves as investment adviser.

Mary C. Farrell**; 46                           Trustee            Ms. Farrell is a managing director, senior
                                                                     investment strategist and member of
                                                                     the Investment Policy Committee
                                                                     of PaineWebber. Ms. Farrell joined
                                                                     PaineWebber in 1982. She is a member of
                                                                     the Financial Women's Association and
                                                                     the Women's Economic Roundtable, and is
                                                                     employed as a regular panelist on Wall
                                                                     $treet Week with Louis Rukeyser. She also
                                                                     serves on the Board of Overseers of New
                                                                     York University's Stern School of Business.
                                                                     Ms. Farrell is a director or trustee of 28
                                                                     investment companies for which Mitchell

                                                                     Hutchins or PaineWebber serves as investment
                                                                     adviser.

Meyer Feldberg; 54                              Trustee            Mr. Feldberg is Dean and Professor of
Columbia University                                                  Management of the Graduate School of
101 Uris Hall                                                        Business, Columbia University. Prior to
New York, New York 10027                                             1989, he was president of the Illinois In-
                                                                     stitute of Technology. Dean Feldberg is
                                                                     also a director of AMSCO International Inc.
                                                                     (medical instruments and supplies),
                                                                     Federated Department Stores, Inc. and New
                                                                     World Communications Group Incorporated.
                                                                     Dean Feldberg is a director or trustee of
                                                                     28 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
George W. Gowen; 67                             Trustee            Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                     Dunnington, Bartholow & Miller. Prior to
New York, New York 10017                                             May 1994, he was a partner in the law firm
                                                                     of Fryer, Ross & Gowen. Mr. Gowen is also a
                                                                     director of Columbia
                                                                     Real Estate Investments, Inc. Mr. Gowen is
                                                                     a director or trustee of 28 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Frederic V. Malek; 59                           Trustee            Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Avenue, NW                                         Partners (investment bank) and a co-
Suite 350                                                            chairman and director of CB Commercial
Washington, D.C. 20004                                               Group Inc. (real estate). From January 1992
                                                                     to November 1992, he was campaign manager
                                                                     of Bush-Quayle '92. From 1990 to 1992, he
                                                                     was vice chairman and, from 1989 to 1990,
                                                                     he was president of Northwest Airlines
                                                                     Inc., NWA Inc. (holding company of North-
                                                                     west Airlines Inc.) and Wings Holdings Inc.
                                                                     (holding company of NWA Inc.). Prior to
                                                                     1989, he was employed by the Marriott
                                                                     Corporation (hotels, restaurants, airline
                                                                     catering and contract feeding), where he
                                                                     most recently was an executive vice
                                                                     president and president of Marriott Hotels

                                                                     and Resorts. Mr. Malek is also a director
                                                                     of American Management Systems, Inc.
                                                                     (management consulting and computer-related
                                                                     services), Automatic Data Processing, Inc.,
                                                                     Avis, Inc. (passenger car rental), FPL
                                                                     Group, Inc. (electric services), National
                                                                     Education Corporation and Northwest
                                                                     Airlines Inc. Mr. Malek is a director or
                                                                     trustee of 28 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Carl W. Schafer; 60                             Trustee            Mr. Schafer is president of the Atlantic
P.O. Box 1164                                                        Foundation (charitable foundation sup-
Princeton, N.J. 08542                                                porting mainly oceanographic exploration
                                                                     and research). He also is a director of
                                                                     Roadway Express, Inc. (trucking), The
                                                                     Guardian Group of Mutual Funds,
                                                                     Evans Systems, Inc. (a motor fuels, con-
                                                                     venience store and diversified company),
                                                                     Hidden Lake Gold Mines Ltd., Electronic
                                                                     Clearing House, Inc. (financial
                                                                     transactions processing), Wainoco Oil
                                                                     Corporation and Nutraceutix, Inc. (bio-
                                                                     technology). Prior to January 1993,

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     Mr. Schafer was chairman of the Investment
                                                                     Advisory Committee of the
                                                                     Howard Hughes Medical Institute. Mr.
                                                                     Schafer is a director or trustee of 28
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

John R. Torell III; 57                          Trustee            Mr. Torell is chairman of Torell Management,
767 Fifth Avenue                                                     Inc. (financial advisory firm), chairman of
Suite 4605                                                           Telesphere Corporation (electronic provider
New York, New York 10153                                             of financial information) and a partner of
                                                                     Zilkha & Company (merchant banking and
                                                                     private investment company). He is the
                                                                     former chairman and chief executive officer
                                                                     of Fortune Bancorp (1990-1991 and 1990-1994,
                                                                     respectively), the former chairman,

                                                                     president and chief executive officer of
                                                                     CalFed, Inc. (savings association) (1988 to
                                                                     1989) and former president of Manufacturers
                                                                     Hanover Corp. (bank) (prior to 1988). Mr.
                                                                     Torell is also a director of American Home
                                                                     Products Corp., New Colt Inc. (armament
                                                                     manufacturer) and Volt Information Sciences
                                                                     Inc. Mr. Torell is a director or trustee of
                                                                     28 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Teresa M. Boyle; 38                         Vice President         Ms. Boyle is a first vice president of Mitch-
                                                                     ell Hutchins. Prior to November 1993, she
                                                                     was compliance manager of Hyperion Capital
                                                                     Management, Inc., an investment advisory
                                                                     firm. Prior to April 1993, Ms. Boyle was a
                                                                     vice president and manager--legal
                                                                     administration of Mitchell Hutchins. Ms.
                                                                     Boyle is a vice president of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Ellen R. Harris; 49                         Vice President         Mrs. Harris is a managing director and a
                                          (Olympus Fund only)        portfolio manager of Mitchell Hutchins.
                                                                     Mrs. Harris is also a vice president of two
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Donald R. Jones; 35                         Vice President         Mr. Jones is a first vice president and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins.
                                                                     Prior to February 1996, he was a vice
                                                                     president in the asset management group of
                                                                     First Fidelity Bancorporation. Mr. Jones is
                                                                     a vice president of one investment company
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Thomas J. Libassi; 37                       Vice President         Mr. Libassi is a senior vice president and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins.
                                                                     Prior to May 1994, he was a vice president
                                                                     of Keystone Custodian Funds Inc. with
                                                                     portfolio management responsi-
                                                                     bility. Mr. Libassi is a vice president of

                                                                     four investment companies for which
                                                                     Mitchell Hutchins or PaineWebber serves as
                                                                     investment adviser.

C. William Maher; 35                      Vice President and       Mr. Maher is a first vice president and a se-
                                          Assistant Treasurer        nior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. Mr. Maher is
                                                                     a vice president and assistant treasurer of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Dennis McCauley; 50                         Vice President         Mr. McCauley is a managing director
                                        (Securities Trust only)      and chief investment officer--fixed income
                                                                     of Mitchell Hutchins. Prior to December
                                                                     1994, he was director of fixed income
                                                                     investments of IBM Corporation. Mr.
                                                                     McCauley is a vice president of 18
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Ann E. Moran; 39                          Vice President and       Ms. Moran is a vice president of Mitchell
                                          Assistant Treasurer        Hutchins. Ms. Moran is a vice president and
                                                                     assistant treasurer of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment
                                                                     adviser.

Dianne E. O'Donnell; 44                   Vice President and       Ms. O'Donnell is a senior vice president
                                               Secretary             and deputy general counsel of Mitchell
                                                                     Hutchins. Ms. O'Donnell is a vice presi-
                                                                     dent and secretary of 28 investment
                                                                     companies for which Mitchell Hutchins
                                                                     or PaineWebber serves as investment
                                                                     adviser.

Emil Polito; 36                             Vice President         Mr. Polito is a senior vice president and di-
                                                                     rector of operations and control for
                                                                     Mitchell Hutchins. From March, 1991 to
                                                                     September, 1993 he was director of the

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     Mutual Funds Sales Support and Service
                                                                     Center for Mitchell Hutchins and
                                                                     PaineWebber. Mr. Polito is also vice

                                                                     president of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Victoria E. Schonfeld; 45                   Vice President         Ms. Schonfeld is a managing director and
                                                                     general counsel of Mitchell Hutchins. Prior
                                                                     to May 1994, she was a partner in the law
                                                                     firm of Arnold & Porter. Ms. Schonfeld is a
                                                                     vice president of 29 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Paul H. Schubert; 33                      Vice President and       Mr. Schubert is a first vice president and a
                                          Assistant Treasurer        senior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. From August
                                                                     1992 to August 1994, he was a vice
                                                                     president at BlackRock Financial Management
                                                                     Inc. Prior to August 1992, he was an audit
                                                                     manager with Ernst & Young LLP. Mr.
                                                                     Schubert is a vice president and assistant
                                                                     treasurer of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Nirmal Singh; 39                      Vice President (Securities   Mr. Singh is a first vice president and a
                                              Trust only)            portfolio manager of Mitchell Hutchins.
                                                                     Prior to September 1993, he was a member of
                                                                     the portfolio management team at Merrill
                                                                     Lynch Asset Management, Inc. Mr. Singh is a
                                                                     vice president of five investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Julian F. Sluyters; 36                    Vice President and       Mr. Sluyters is a senior vice president and
                                               Treasurer             the director of the mutual fund finance
                                                                     division of Mitchell Hutchins. Prior to
                                                                     1991, he was an audit senior manager with
                                                                     Ernst & Young LLP. Mr. Sluyters is a vice
                                                                     president and treasurer of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Mark A. Tincher; 41                         Vice President         Mr. Tincher is a managing director and chief
                                                                     investment officer--equities of Mitchell
                                                                     Hutchins. Prior to March 1995, he was a
                                                                     vice president and directed the U.S. funds
                                                                     management and equity research areas of
                                                                     Chase Manhattan Private Bank. Mr. Tincher
                                                                     is a vice president of


                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE           POSITION WITH THE TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     13 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Craig M. Varrelman; 37                      Vice President         Mr. Varrelman is a first vice president and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins. Mr.
                                                                     Varrelman is a vice president of five
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Stuart Waugh; 40                            Vice President         Mr. Waugh is a managing director and a
                                        (Securities Trust only)      portfolio manager of Mitchell Hutchins
                                                                     responsible for global fixed income
                                                                     investments and currency trading. Mr. Waugh
                                                                     is a vice president of five investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Keith A. Weller; 35                       Vice President and       Mr. Weller is a first vice president and as-
                                          Assistant Secretary        sociate general counsel of Mitchell
                                                                     Hutchins. Prior to May 1995, he was an
                                                                     attorney in private practice. Mr. Weller is
                                                                     a vice president and assistant secretary of
                                                                     28 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

------------------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are 'interested persons' of each
   Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.

     Each Trust pays trustees who are not 'interested persons' of the Trust $1,500 annually for each series and $150 for each board meeting and each meeting of a board committee (other than committee meetings held on the same day as a board meeting). America Fund and Olympus Fund presently has one series and thus pays each such trustee $1,500 annually; Securities Trust presently has two series and thus pays each such trustee $3,000 annually. Each Trust pays any additional amounts due for board or committee meetings. Messrs. Feldberg and Torell serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional annual compensation, aggregating $15,000 each, from the relevant Funds. Trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own in the aggregate less than 1% of the outstanding shares of each

Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trusts and each Fund, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from any Trust for acting as a trustee or officer.

     The table below includes certain information relating to the compensation of each Trust's current trustees who held office with the Trusts or with other PaineWebber funds during the years indicated.

                               COMPENSATION TABLE

                                  AGGREGATE
                                 COMPENSATION
                                   FROM PW        AGGREGATE       AGGREGATE         TOTAL
                                   AMERICAN      COMPENSATION    COMPENSATION    COMPENSATION
                                     FUND          FROM PW         FROM PW         FROM THE
                                 (GROWTH AND     OLYMPUS FUND     SECURITIES      TRUSTS AND
                                    INCOME         (GROWTH       TRUST (SMALL      THE FUND
   NAME OF PERSON, POSITION        FUND)(1)        FUND)(1)      CAP FUND)(2)     COMPLEX(3)
------------------------------   ------------    ------------    ------------    ------------
Richard Q. Armstrong,
  Trustee.....................      $  342          $  342          $4,006         $  9,000
Richard R. Burt, Trustee......      $  342          $  342          $2,381         $  7,750
Meyer Feldberg, Trustee.......      $3,900          $4,336          $  589         $106,375
George W. Gowen, Trustee......      $3,900          $4,836          $  589         $ 99,750
Frederic V. Malek, Trustee....      $3,910          $4,336          $  589         $ 99,750
Carl W. Schafer, Trustee......      $  342          $  342          $  589         $118,175
John R. Torell III, Trustee...      $  342          $  342          $4,006         $ 28,125

------------------

Only independent members of the board are compensated by the Trusts and identified above; trustees who are 'interested persons,' as defined by the 1940 Act, do not receive compensation.

(1) Represents fees paid to each trustee during the fiscal year ended August 31, 1996.

(2) Represents fees paid to each trustee during the fiscal year ended July 31, 1996.

(3) Represents total compensation paid to each trustee during the calendar year ended December 31, 1995; no fund within the fund complex has a pension or retirement plan.


                  OWNERSHIP OF GREATER THAN 5% OF FUND SHARES

     The following Class Y shareholder is shown in Olympus Fund's records as owning more than 5% of Growth Fund's shares:

                                                            NUMBER AND PERCENTAGE
                                                               OF SHARES OWNED
NAME AND ADDRESS*                                           AS OF NOVEMBER 1, 1996
--------------------------------------------------   ------------------------------------
Northern Trust Company as Trustee for the benefit
  of PaineWebber 401(k) Plan......................      864,369.406            5.32%

------------------
* The shareholder listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, NY 10019.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each Fund pursuant to separate advisory contracts (each an 'Advisory Contract') with each Trust. Under the Advisory Contracts, each Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate specified below. Furthermore, under a service agreement with each Trust that is reviewed by each Trust's board of trustees annually, PaineWebber provides certain services to the Funds not otherwise provided by the Funds' transfer agent.

     Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by each Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund;
(15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the boards and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

     Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the applicable board of trustees or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to a Fund.

     GROWTH AND INCOME FUND. Pursuant to the Advisory Contract dated March 1, 1989 between America Fund and Mitchell Hutchins, Growth and Income Fund pays Mitchell Hutchins a fee at the annual rate of 0.70% of the Fund's average daily net assets, computed daily and paid monthly. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth and Income Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $4,075,174, $3,378,079 and $4,892,163 respectively. Pursuant to the applicable service agreement, during the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth and Income Fund paid (or accrued) to PaineWebber service fees of $206,622, $219,613 and $303,496, respectively.

     Mitchell Hutchins Institutional Investors Inc. ('MHII'), a wholly owned subsidiary of Mitchell Hutchins, served as sub-adviser to Growth and Income Fund from May 19, 1994 to April 25, 1995 pursuant to a sub-advisory contract between MHII and Mitchell Hutchins under which Mitchell Hutchins (not the Fund) paid MHII a fee in the annual amount of 0.25% of the Fund's average daily net assets. During the periods from September 1, 1994 to April 25, 1995 and May 19, 1994 to August 31, 1994, Mitchell Hutchins paid or accrued to MHII sub-advisory fees of $998,353 and $405,821, respectively.

     GROWTH FUND. Pursuant to the Advisory Contract dated March 1, 1989, between Olympus Fund and Mitchell Hutchins, Growth Fund pays Mitchell Hutchins a fee at the annual rate of 0.75% of the Fund's average daily net assets, computed daily and paid monthly. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $2,985,925, $1,993,930 and $2,069,033 respectively. Pursuant to the applicable service agreement, during the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth Fund paid (or accrued) to PaineWebber service fees of $134,864, $114,163 and $103,435, respectively.

     SMALL CAP FUND.  Pursuant to the Advisory Contract dated January 28, 1993,

between Securities Trust and Mitchell Hutchins, Small Cap Fund pays Mitchell Hutchins a fee at the annual rate of 1.00% of the Fund's average daily net assets, computed daily and paid monthly. For the fiscal year ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, Small Cap Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $731,472, $829,906, $491,757 and $939,774, respectively. Pursuant to the applicable service agreement during the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31,

1994, Small Cap Fund paid (or accrued) to PaineWebber service fees of $36,944, $72,929, $26,353 and $47,661, respectively.

     Quest Advisory Corp. ('Quest') served as a sub-adviser to Small Cap Fund from February 1, 1993 through March 31, 1996, pursuant to a sub-advisory contract between Quest and Mitchell Hutchins dated January 28, 1993, under which Mitchell Hutchins (not the Fund) paid or accrued to Quest during the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, $249,955, $414,953, $245,878 and
$469,887, respectively, in sub-advisory fees.

     NET ASSETS. The following table shows the approximate net assets as of October 31, 1996, sorted by category of investment objective, of the investment companies for which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                        NET ASSETS
        INVESTMENT CATEGORY                              ($ MIL)
        ---------------------------------------------   ----------
        [S]                                             [C]
        Domestic (excluding Money Market)............   $  5,631.9
        Global.......................................      2,827.1
        Equity/Balanced..............................      3,238.2
        Fixed Income (excluding Money Market)........      5,220.8
             Taxable Fixed Income....................      3,588.9
             Tax-Free Fixed Income...................      1,631.9
        Money Market Funds...........................     22,503.1


     PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber mutual funds and other Mitchell Hutchins advisory clients.

     DISTRIBUTION ARRANGEMENTS.  Mitchell Hutchins acts as the distributor of the Class Y shares of each Fund under separate distribution contracts with each Trust that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell Class Y shares of a Fund. Class Y shares of the Funds are offered continuously. Under exclusive dealer agreements between Mitchell Hutchins and PaineWebber, PaineWebber and its correspondent firms sell each Fund's Class Y shares.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Growth and Income Fund paid $1,246,465, $1,241,906 and $1,901,499, respectively, in brokerage commissions. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994,
Growth Fund paid $400,232, $273,991 and $222,490, respectively, in brokerage commissions. For the fiscal years ended July 31, 1996, July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, Small Cap Fund paid $211,004, $120,717, $113,315 and $349,051, respectively, in brokerage commissions.

     The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize PaineWebber to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended August 31, 1996, Growth and Income Fund paid $22,470 in brokerage commissions to PaineWebber, which represented 1.80% of the total brokerage commissions paid by the Fund and 1.92% of the total dollar amount of transactions involving payment of commissions. For the fiscal years ended August 31, 1995 and August 31, 1994, Growth and Income Fund paid $65,991 and $47,142, respectively, in brokerage commissions to PaineWebber. For the fiscal year ended August 31, 1996, Growth Fund paid $2,400 in brokerage commissions to PaineWebber, which represented 0.60% of the total brokerage commissions paid by the Fund and 0.58% of the total dollar amount of transactions involving the payment of commissions. For the fiscal years ended August 31, 1995 and August 31, 1994, Growth Fund paid $4,200 and $9,326, respectively, in brokerage commissions to PaineWebber. For the fiscal year ended July 31, 1996, Small Cap Fund paid no commissions to PaineWebber. For the fiscal year ended July 31, 1995, for the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, the Fund paid $665, $0 and $0, respectively, in brokerage commissions to PaineWebber.

     Transactions in futures contracts are executed through futures commission merchants ('FCMs'), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

     Consistent with the interests of each Fund and subject to the review of each Trust's board of trustees, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the particular Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. For Growth and Income Fund and Growth Fund, for the fiscal year ended August 31, 1996, Mitchell Hutchins (or, for Growth and Income Fund, MHII) directed $296,514,790 and $96,492,973, respectively, in portfolio transactions to brokers chosen because they provided research services, for which the Funds paid $425,860 and $157,274 respectively, in commissions. For Small Cap Fund, for the fiscal year ended July 31, 1996, Mitchell Hutchins directed $6,130,502 in portfolio transactions to brokers chosen because they provide research services, for which Small Cap Fund paid $14,361 in commissions.

     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.


     Information and research services furnished by brokers or dealers through which or with which the Funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, information and research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the Funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

     Investment decisions for the Funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

     The Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.

     PORTFOLIO TURNOVER. The Funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

                                                       PORTFOLIO
                                                     TURNOVER RATE
                                                     -------------
GROWTH AND INCOME FUND
  Fiscal Year Ended August 31, 1996...............        112%
  Fiscal Year Ended August 31, 1995...............        111%
GROWTH FUND
  Fiscal Year Ended August 31, 1996...............         60%
  Fiscal Year Ended August 31, 1995...............         36%
SMALL CAP FUND
  Fiscal Year Ended July 31, 1996.................         84%

  Fiscal Year Ended July 31, 1995.................         19%

                              VALUATION OF SHARES

     The Funds determine their net asset values per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities that are listed on U.S. stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market Inc. ('Nasdaq') are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each board.

                            PERFORMANCE INFORMATION

     The Funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ('Standardized Return') used in each Fund's Performance Advertisements are calculated according to the following formula:

                   P(1 + T)n   =    ERV
            where:  P          =    a hypothetical initial payment of $1,000 to purchase shares of a specified class
                    T          =    average annual total return of shares of that class
                    n          =    number of years
                  ERV          =    ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. Each Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ('Non-Standardized Return'). A Fund calculates Non-Standardized Return for specific periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

     The following table shows performance information for the Class Y shares of Growth and Income Fund, Growth Fund and Small Cap Fund for the periods indicated. All returns for periods of more than one year are expressed as an average return.

                                           GROWTH AND
                                           INCOME FUND    GROWTH FUND
                                           -----------    -----------
                                             CLASS Y        CLASS Y
                                           -----------    -----------
Fiscal year ended August 31, 1996
  Standardized Return*..................      17.77%         18.72%
Five years ended August 31, 1996:
  Standardized Return*..................      NA             11.46%
Inception** to August 31, 1996:
  Standardized Return*..................       7.98%         11.95%

                                                                                                   SMALL CAP FUND
                                                                                                   --------------
                                                                                                      CLASS Y
                                                                                                   --------------
Inception** to July 31, 1996
  Standardized Return*..........................................................................       (0.20)%


------------------
 * Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information also represents a quotation of Non-Standardized Return for the periods shown.
** The inception dates for the Class Y shares of the Funds are as follows:
   Growth and Income Fund--February 12, 1992; Growth Fund--August 26, 1991; and Small Cap Fund--July 26, 1996.

     OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), Wiesenberger Investment Companies Service ('Wiesenberger'), Investment Company Data, Inc. ('ICD') or Morningstar Mutual Funds ('Morningstar'), with the performance of recognized stock and other indices, including the Standard & Poor's 500 Composite Stock Price Index ('S&P 500'), the Standard & Poor's 600 Small Cap Index, the Dow Jones Industrial Average, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer

Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. 'Compounding' refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The Funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Funds are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. The debt securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in any of the Funds involves greater risks than an investment in either a money market fund or a CD.

     The Funds may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

     Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1995, stocks beat all other traditional asset classes. A $10 investment in the S&P 500 grew to $10,507, significantly more than any other investment.

                                    [CHART]

Common Stocks                               $10,507
Long-Term Gov't Bonds                       $314
Treasury Bills                              $127
Inflation/CPI                               $85


     The chart is shown for illustrative purposes only and does not represent any Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.
------------------
Source: Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark) Ibbotson
        Assoc., Chi., (annual updates work by Roger C. Ibbotson & Rex A Sinquefield).

                                     TAXES


     In order to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ('Distribution Requirement') and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ('Income Requirement'); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures held for less than three months ('Short-Short Limitation');
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the

Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Each Fund will be subject to a nondeductible 4% excise tax ('Excise Tax') to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Fund may invest in the stock of 'passive foreign investment companies' ('PFICs') if such stock is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any 'excess distribution' received on the stock of a PFIC or of any gain from disposition of that stock (collectively 'PFIC income'), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a 'qualified electing fund' ('QEF'), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to 'mark-to-market' their stock in certain PFICs. 'Marking-to-market,' in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures derived by a Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Fund satisfies certain requirements, any increase in value of a position that is part of a 'designated hedge' will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                               OTHER INFORMATION

     Growth and Income Fund's name was changed from 'PaineWebber Dividend Growth Fund' to its current name effective April 3, 1995. Effective July 26, 1996, the name of Small Cap Fund was changed from 'Small Cap Value Fund' to its current name, and Small Cap Fund was combined in a tax-free reorganization with PaineWebber Small Cap Growth Fund, a series of PaineWebber Investment Trust III. As a result of the reorganization, each shareholder of PaineWebber Small Cap Growth Fund became a shareholder of Small Cap Fund. Prior to November 10, 1995, the Class Y shares of Growth and Income Fund and Growth Fund were known as 'Class C' shares.

     America Fund, Olympus Fund and Securities Trust are entities of the type commonly known as a 'Massachusetts business trust.' Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trusts or Funds. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the Trusts or the Funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of any Trust or Fund, the trustees or any of them in connection with a Trust. Each Declaration of Trust provides for indemnification from a Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of that Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     ADDITIONAL REDEMPTION INFORMATION.  If conditions exist that make cash payments undesirable, the Funds reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Funds and valued in the same way as they would be valued for purposes of computing the Funds' net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Funds during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

     CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses to the specific classes of its shares to which those expenses are attributable.


     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.


     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Growth and Income Fund and Growth Fund. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for Small Cap Fund.

                              FINANCIAL STATEMENTS

     Each Fund's Annual Report to Shareholders for its last fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's apply numerical modifiers, 1, 2 and 3 in each generic rating classification from 'AA' through 'B' in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the higher rated issues only in small degree; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY ANY FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ------------------

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
Investment Policies and Restrictions...........     1
Hedging Strategies.............................     7
Trustees and Officers; Principal
  Holders of Securities........................    13
Investment Advisory and Distribution
  Arrangements.................................    20
Portfolio Transactions.........................    22
Valuation of Shares............................    24
Performance Information........................    25
Taxes..........................................    27
Other Information..............................    29
Financial Statements...........................    29
Appendix.......................................   A-1

(Copyright)1996 PaineWebber Incorporated

                                                                     PaineWebber
                                                                      Growth and
                                                                     Income Fund

                                                                     PaineWebber
                                                                     Growth Fund

                                                                     PaineWebber
                                                                  Small Cap Fund

                                                                  Class Y Shares

--------------------------------------------------------------------------------
                                             Statement of Additional Information
                                                                December 1, 1996
--------------------------------------------------------------------------------

                                                                     PAINEWEBBER